Short-Term Investment-Grade Portfolio
Schedule of Investments (unaudited)
As of September 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (9.2%)
U.S. Government Securities (9.2%)
	United States Treasury Note/Bond	1.250%	12/31/2026	14,564	14,130
	United States Treasury Note/Bond	4.250%	3/15/2027	34,604	34,884
	United States Treasury Note/Bond	2.625%	5/31/2027	6,307	6,202
	United States Treasury Note/Bond	4.625%	6/15/2027	10,421	10,587
	United States Treasury Note/Bond	4.375%	7/15/2027	30,478	30,861
	United States Treasury Note/Bond	3.875%	10/15/2027	13,380	13,446
	United States Treasury Note/Bond	4.125%	11/15/2027	10,200	10,304
	United States Treasury Note/Bond	4.000%	12/15/2027	10,700	10,788
	United States Treasury Note/Bond	4.250%	1/15/2028	10,700	10,846
	United States Treasury Note/Bond	2.875%	5/15/2028	8,194	8,040
	United States Treasury Note/Bond	4.625%	9/30/2028	1,171	1,204
	United States Treasury Note/Bond	4.375%	11/30/2028	50	51
	United States Treasury Note/Bond	4.000%	1/31/2029	6,771	6,845
	United States Treasury Note/Bond	4.625%	4/30/2029	8,371	8,638
	United States Treasury Note/Bond	2.375%	5/15/2029	7,500	7,173
	United States Treasury Note/Bond	2.750%	5/31/2029	3,325	3,220
	United States Treasury Note/Bond	4.500%	5/31/2029	4,697	4,829
	United States Treasury Note/Bond	2.625%	7/31/2029	7,600	7,314
	United States Treasury Note/Bond	4.000%	7/31/2029	20,811	21,040
	United States Treasury Note/Bond	3.875%	11/30/2029	6,100	6,139
	United States Treasury Note/Bond	3.875%	12/31/2029	6,000	6,038
[1,2]	United States Treasury Note/Bond	4.375%	12/31/2029	9,111	9,347
	United States Treasury Note/Bond	4.250%	1/31/2030	6,293	6,427
	United States Treasury Note/Bond	3.625%	3/31/2030	90	90
Total U.S. Government and Agency Obligations (Cost $237,616)					238,443
Asset-Backed/Commercial Mortgage-Backed Securities (5.9%)
[3,4]	Affirm Master Trust Class A Series 2025-3A	4.450%	10/16/2034	1,880	1,877
[3,4]	Affirm Master Trust Class B Series 2025-3A	4.750%	10/16/2034	100	100
[3,4]	Affirm Master Trust Class C Series 2025-3A	4.890%	10/16/2034	790	789
[3,4]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/2029	250	256
[4]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/2029	200	203
[3,4]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/2029	200	205
[4]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/2029	140	143
[3,4]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/2034	130	134
[3,4]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/2034	140	146
[3,4]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/2032	140	142
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	191	193
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	135	138
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	165	166
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-A	4.844%	6/15/2033	362	363
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-A	4.991%	6/15/2033	232	233
[3,4]	American Heritage Auto Receivables Trust Class A4 Series 2024-1A	5.070%	6/17/2030	200	203
[3,4]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/2052	82	82
[3,4]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/2052	100	100
[4]	AmeriCredit Automobile Receivables Trust Class B Series 2024-1	5.380%	6/18/2029	920	933
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/2029	400	412
[3,4]	AMSR Trust Class A Series 2024-SFR2	4.150%	11/17/2041	750	741
[3,4]	AMSR Trust Class A Series 2025-SFR1	3.655%	6/17/2042	750	721
[3,4,5]	AMSR Trust Class A Series 2025-SFR2	4.275%	11/17/2030	500	493
[3,4]	AMSR Trust Class B Series 2024-SFR2	4.150%	11/17/2041	490	478
[3,4,5]	AMSR Trust Class B Series 2025-SFR2	4.275%	11/17/2030	380	370
[3,4]	AutoNation Finance Trust Class C Series 2025-1A	5.190%	12/10/2030	200	204
[3,4]	AutoNation Finance Trust Class D Series 2025-1A	5.630%	9/10/2032	260	266
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/2028	110	112
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/2028	100	103
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/2030	700	735
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/2030	480	496
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/2030	410	423
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2025-1A	4.800%	8/20/2029	400	405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2025-2A	5.120%	8/20/2031	560	575
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/2030	240	247
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-1A	5.240%	8/20/2029	100	102
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-2A	5.510%	8/20/2031	160	165
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/2027	120	120
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-1A	6.230%	4/20/2029	200	206
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	100	101
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-1A	5.870%	8/20/2029	100	102
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-2A	6.240%	8/20/2031	100	103
[4,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.384%	9/15/2048	40	36
[4,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.699%	9/20/2046	52	43
[4]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/2052	360	339
[4]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/2062	530	499
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/2050	150	148
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/2060	29	29
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/2050	400	389
[4,6]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/2061	60	60
[4]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/2052	240	237
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/2060	270	266
[3,4]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/2029	130	132
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/2050	110	109
[4]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/2057	1,430	1,492
[4]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/2057	1,020	1,062
[4]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/2052	440	428
[4]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/2052	120	114
[3,4,6]	Basswood Park CLO Ltd. Class AR Series 2021-1A	5.053%	4/20/2034	290	290
[3,4,6]	Basswood Park CLO Ltd. Class BR Series 2021-1A	5.523%	4/20/2034	380	379
[3,4]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	160	161
[3,4]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/2028	180	182
[3,4]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/2029	210	215
[4]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/2055	84	84
[4]	BBCMS Mortgage Trust Class A3 Series 2024-5C29	5.208%	9/15/2057	710	729
[4]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/2051	560	560
[4,6]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/2057	450	470
[4,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.208%	5/25/2047	70	63
[4,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.250%	10/25/2036	65	57
[4]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/2057	500	523
[4]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/2057	290	299
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/2052	100	99
[4,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/2051	560	552
[3,4,6]	Benefit Street Partners CLO IV Ltd. Class AR5 Series 2014-IVA	5.204%	10/20/2038	400	401
[3,4,6]	Benefit Street Partners CLO IV Ltd. Class BR5 Series 2014-IVA	5.504%	10/20/2038	460	461
[3,4,6]	BFLD Commercial Mortgage Trust Class A Series 2025-5MW	4.674%	10/10/2042	350	348
[4]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/2057	530	550
[4,6]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/2057	350	373
[4,6]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/2057	720	750
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	4.810%	5/15/2031	330	331
[3,4]	BX Trust Class A Series 2019-OC11	3.202%	12/9/2041	110	104
[3,4,6]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.724%	10/16/2028	180	181
[3,4,6]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	5.489%	8/16/2029	930	930
[4]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/2030	320	325
[4]	CarMax Auto Owner Trust Class B Series 2024-4	4.820%	5/15/2030	100	101
[4]	CarMax Auto Owner Trust Class B Series 2025-1	5.110%	9/16/2030	70	72
[4]	CarMax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/2030	100	102
[4]	CarMax Auto Owner Trust Class C Series 2024-4	4.970%	6/17/2030	110	112
[4]	CarMax Auto Owner Trust Class C Series 2025-1	5.260%	10/15/2030	120	123
[4]	CarMax Auto Owner Trust Class C Series 2025-3	4.880%	4/15/2031	130	131
[4]	CarMax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/2031	70	72
[4]	CarMax Auto Owner Trust Class D Series 2024-4	5.360%	8/15/2031	90	92
[4]	CarMax Auto Owner Trust Class D Series 2025-1	5.600%	7/15/2031	110	113
[4]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/2031	120	123
[4]	CarMax Auto Owner Trust Class D Series 2025-3	5.220%	5/17/2032	140	142
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/2027	191	189
[4]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/2051	590	582
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/2049	95	93
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/2050	110	107
[4,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/2050	210	207
[4,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	90	88
[4,6]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/2050	160	156
[4,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/2049	40	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	CD Mortgage Trust Class C Series 2018-CD7	5.001%	8/15/2051	90	84
[3,4,6]	CENT Trust Class A Series 2025-CITY	5.091%	7/10/2040	480	485
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/2058	102	102
[3,4]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	228	229
[3,4]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/2029	250	255
[3,4]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/2029	70	72
[3,4]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/2030	170	175
[3,4]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/2030	280	287
[3,4]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/2030	70	72
[3,4]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/2030	110	113
[3,4]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/2030	300	308
[3,4]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/2030	160	160
[3,4]	Chase Auto Owner Trust Class C Series 2025-1A	4.930%	12/26/2030	120	121
[3,4]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/2031	100	103
[3,4]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/2031	350	361
[3,4]	Chase Auto Owner Trust Class D Series 2025-1A	5.240%	11/26/2032	250	253
[4,6]	CHL Mortgage Pass Through Trust Class 1A1 Series 2006-HYB1	4.936%	3/20/2036	50	47
[4,6]	CHL Mortgage Pass Through Trust Class 3A1 Series 2007-HYB2	4.327%	2/25/2047	61	56
[3,4,5,6,7]	CIFC Funding Ltd. Class A1 Series 2025-6A	5.308%	10/23/2038	100	100
[3,4,5,6,7]	CIFC Funding Ltd. Class B Series 2025-6A	5.608%	10/23/2038	180	180
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/2050	60	59
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/2048	52	51
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/2050	195	192
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	240	238
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/2072	850	806
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/2050	140	127
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.545%	9/10/2058	100	85
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.394%	9/15/2050	50	39
[4,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	5.059%	7/25/2037	30	27
[3,4]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/2030	150	152
[3,4]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/2049	848	853
[3,4]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/2046	25	24
[3,4]	Compass Datacenters Issuer III LLC Class A2 Series 2025-3A	5.286%	7/25/2050	1,310	1,325
[3,4]	Concord Music Royalties LLC Class A2 Series 2025-1A	5.507%	7/20/2075	1,490	1,500
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C17	2.763%	9/15/2052	60	57
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/2049	123	122
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.205%	8/15/2048	140	119
[3,4]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/2049	244	242
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	130	128
[4]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/2053	520	464
[3,4]	Dell Equipment Finance Trust Class B Series 2024-2	4.820%	8/22/2030	100	101
[3,4]	Dell Equipment Finance Trust Class C Series 2024-2	4.990%	8/22/2030	100	101
[3,4]	Dell Equipment Finance Trust Class D Series 2024-2	5.290%	2/24/2031	100	101
[3,4]	Dell Equipment Finance Trust Class D Series 2025-1	5.640%	8/22/2031	100	102
[3,4]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/2031	110	113
[3,4]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/2030	50	51
[3,4]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/2049	787	757
[3,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2025-1A	4.930%	7/25/2055	1,540	1,549
[4]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/2029	480	482
[4]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/2029	710	712
[4]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/2031	560	567
[4]	Drive Auto Receivables Trust Class C Series 2024-2	4.670%	5/17/2032	760	763
[4]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/2032	1,110	1,114
[4]	Drive Auto Receivables Trust Class D Series 2025-1	5.410%	9/15/2032	1,910	1,934
[4]	Drive Auto Receivables Trust Class D Series 2025-2	4.900%	12/15/2032	850	849
[3,4,6]	Dryden 90 CLO Ltd. Class A1R Series 2021-90A, TSFR1M + 1.250%	5.250%	11/15/2038	400	400
[3,4,6]	Dryden 90 CLO Ltd. Class BR Series 2021-90A, TSFR1M + 1.600%	5.600%	11/15/2038	450	450
[3,4,6]	Durst Commercial Mortgage Trust Class A Series 2025-151	5.317%	8/10/2042	210	214
[3,4,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	5.271%	10/25/2056	99	98
[3,4]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/2038	37	37
[3,4]	Enterprise Fleet Financing LLC Class A4 Series 2024-3	5.060%	3/20/2031	170	174
[3,4]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	200	202
[3,4]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	190	192
[4]	Exeter Select Automobile Receivables Trust Class B Series 2025-2	4.630%	11/17/2031	60	60
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.356%	5/25/2044	182	182
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	5.506%	9/25/2044	535	537
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	5.306%	1/25/2045	396	396
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	5.356%	2/25/2045	389	389
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R04, SOFR30A + 1.000%	5.356%	5/25/2045	267	267
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.056%	7/25/2043	49	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.406%	1/25/2044	664	664
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.456%	2/25/2044	75	75
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	5.356%	7/25/2044	561	562
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	5.356%	7/25/2045	592	593
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.306%	9/25/2043	192	193
[3,4]	FCCU Auto Receivables Trust Class A4 Series 2025-1A	5.180%	5/15/2031	230	234
[3,4,6,8]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	5.320%	9/25/2045	310	310
[4,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR3	3.812%	11/25/2036	26	14
[4,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR4	4.893%	1/25/2037	61	29
[4,6]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/2056	50	51
[4]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/2027	170	171
[4]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	170	172
[4]	Ford Credit Auto Lease Trust Class C Series 2023-B	6.430%	4/15/2027	400	404
[3,4]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/2035	580	590
[3,4]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/2036	360	371
[3,4]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/2033	210	210
[4]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/2029	440	454
[3,4]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/2036	530	542
[4]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/2029	300	306
[4]	Ford Credit Auto Owner Trust Class B Series 2024-B	5.230%	5/15/2030	630	643
[4]	Ford Credit Auto Owner Trust Class B Series 2024-C	4.400%	8/15/2030	800	801
[4]	Ford Credit Auto Owner Trust Class B Series 2024-D	4.880%	9/15/2030	160	162
[3,4]	Ford Credit Auto Owner Trust Class B Series 2025-2	4.670%	2/15/2038	400	401
[4]	Ford Credit Auto Owner Trust Class B Series 2025-A	4.890%	2/15/2031	700	710
[3,4]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/2033	200	197
[4]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/2031	490	507
[3,4]	Ford Credit Floorplan Master Owner Trust A Class A Series 2024-4	4.400%	9/15/2031	1,550	1,563
[3,4]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/2029	490	492
[3,4]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-4	4.610%	9/15/2031	200	200
[4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2025-1	4.630%	4/15/2030	1,300	1,318
[3,4]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-1	5.480%	4/15/2029	620	629
[3,4]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/2031	430	444
[4]	Ford Credit Floorplan Master Owner Trust Class B Series 2025-1	4.840%	4/15/2030	370	373
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	6.206%	11/25/2043	151	152
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.706%	2/25/2044	1,467	1,474
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	5.606%	5/25/2044	828	832
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.406%	10/25/2044	83	83
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	5.606%	3/25/2044	473	475
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	5.606%	8/25/2044	866	870
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	5.306%	1/25/2045	146	146
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	5.456%	5/25/2045	485	486
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	5.306%	2/25/2045	315	315
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/2028	210	213
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/2028	550	551
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/2029	410	415
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	320	324
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-3	4.600%	1/21/2030	220	221
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/2028	50	50
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/2029	90	92
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/2029	130	132
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/2030	300	307
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-4	4.670%	5/16/2030	100	101
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2025-1	5.000%	8/16/2030	60	61
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2025-3	4.730%	1/18/2033	70	71
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/2035	340	348
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/2036	390	409
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/2036	710	729
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/2034	60	58
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/2036	150	158
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/2036	210	215
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2025-1	4.800%	12/11/2037	110	111
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	100	97
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2025-1	5.000%	12/11/2037	780	788
[4,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.763%	11/19/2035	6	5
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/2030	300	310
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/2031	890	917
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/2029	280	284
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/2031	120	123
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	260	263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	GMF Floorplan Owner Revolving Trust Class C Series 2025-2A	4.960%	3/15/2030	210	212
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/2050	75	74
[4,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/2051	10	10
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/2052	200	196
[4,6]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/2051	100	98
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/2053	169	158
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/2053	1,130	1,034
[4]	GS Mortgage Securities Trust Class AS Series 2020-GC47	2.731%	5/12/2053	60	54
[4,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.548%	9/10/2047	410	361
[4,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.709%	10/10/2048	110	66
[3,4]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/2029	420	428
[3,4]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/2029	260	267
[3,4]	Hertz Vehicle Financing LLC Class A Series 2022-2A	2.330%	6/26/2028	290	282
[3,4]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	130	132
[3,4]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	240	242
[3,4]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	410	416
[3,4]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	260	262
[3,4]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/2031	310	315
[3,4]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/2032	210	215
[3,4]	HPEFS Equipment Trust Class D Series 2025-1A	4.990%	3/21/2033	450	454
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	208	212
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	365	368
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	4.957%	3/21/2033	841	846
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-2	4.835%	9/20/2033	1,318	1,321
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/2028	200	203
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/2029	220	223
[4]	Hyundai Auto Receivables Trust Class A Series 2025-A	4.760%	6/15/2032	510	516
[4]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/2029	540	560
[4]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/2031	290	296
[4]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/2030	250	255
[4]	Hyundai Auto Receivables Trust Class B Series 2024-C	4.670%	1/15/2031	100	101
[4]	Hyundai Auto Receivables Trust Class B Series 2025-A	4.610%	4/15/2031	180	182
[4]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/2031	240	246
[4]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/2031	470	482
[4]	Hyundai Auto Receivables Trust Class C Series 2024-C	4.860%	2/17/2032	270	274
[4]	Hyundai Auto Receivables Trust Class C Series 2025-B	4.920%	7/15/2032	310	315
[4]	Hyundai Auto Receivables Trust Class C Series 2025-C	4.370%	1/18/2033	460	458
[3,4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.769%	11/15/2043	15	15
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/2048	231	229
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/2050	250	246
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/2050	200	198
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/2051	10	10
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/2050	160	156
[3,4]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/2029	140	142
[3,4]	LAD Auto Receivables Trust Class A4 Series 2024-3A	4.600%	12/17/2029	200	202
[3,4]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/2029	120	123
[3,4]	LAD Auto Receivables Trust Class B Series 2024-3A	4.740%	1/15/2030	220	222
[3,4]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/2029	70	72
[3,4]	LAD Auto Receivables Trust Class C Series 2024-3A	4.930%	3/15/2030	180	182
[3,4]	LAD Auto Receivables Trust Class C Series 2025-1A	5.110%	7/15/2030	230	234
[3,4]	LAD Auto Receivables Trust Class C Series 2025-2A	4.700%	8/16/2032	140	140
[3,4]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/2031	60	62
[3,4]	LAD Auto Receivables Trust Class D Series 2024-3A	5.180%	2/17/2032	120	122
[3,4]	LAD Auto Receivables Trust Class D Series 2025-1A	5.520%	5/17/2032	480	491
[3,4]	LAD Auto Receivables Trust Class D Series 2025-2A	5.010%	12/15/2032	140	141
[3,4]	Lyra Music Assets Delaware LP Class A2 Series 2025-1A	5.604%	9/20/2065	1,090	1,102
[3,4]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/2032	310	317
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	6.683%	7/25/2033	2	2
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	5.945%	2/25/2033	3	3
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/2052	75	74
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.085%	7/15/2046	70	64
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/2050	63	62
[3,4]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/2032	175	159
[4,6]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/2051	220	220
[4]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/2052	260	247
[4,6]	Morgan Stanley Capital I Trust Class AS Series 2018-L1	4.637%	10/15/2051	390	384
[4,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.035%	6/25/2036	27	27
[3,4]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/2030	191	182
[3,4]	Navient Education Loan Trust Class A Series 2025-A	5.020%	7/15/2055	533	538
[3,4]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/2059	31	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	6.072%	3/15/2072	47	47
[3,4]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/2029	190	191
[4]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	180	183
[4]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/2029	240	243
[4]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	190	191
[3,4]	Onemain Financial Issuance Trust Class A Series 2025-1A	4.820%	7/14/2038	2,510	2,535
[3,4]	Onemain Financial Issuance Trust Class B Series 2025-1A	5.050%	7/14/2038	280	283
[3,4]	PenFed Auto Receivables Owner Trust Class C Series 2025-A	4.670%	2/17/2032	70	70
[3,4]	PenFed Auto Receivables Owner Trust Class D Series 2025-A	5.070%	10/17/2033	70	70
[3,4]	PFS Financing Corp. Class B Series 2025-F	4.670%	8/15/2030	340	341
[3,4]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/2039	105	103
[3,4]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/2039	94	94
[3,4]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/2041	337	325
[3,4]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/2041	287	276
[3,4]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/2041	439	418
[3,4]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/2041	789	752
[3,4]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/9/2029	1,120	1,061
[3,4]	Progress Residential Trust Class A Series 2025-SFR1	3.400%	2/17/2042	989	945
[3,4]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/2042	379	360
[3,4]	Progress Residential Trust Class A Series 2025-SFR3	3.390%	7/17/2042	780	739
[3,4]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/2039	100	98
[3,4]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/2039	100	100
[3,4]	Progress Residential Trust Class B Series 2025-SFR1	3.650%	2/17/2042	170	162
[3,4]	Progress Residential Trust Class B Series 2025-SFR3	3.390%	7/17/2042	320	297
[3,4]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	100	100
[3,4]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2025-1A	5.091%	8/15/2050	850	852
[4,6]	RFMSI Trust Class 2A1 Series 2006-SA2	5.550%	8/25/2036	110	77
[4,6]	RFMSI Trust Class 2A1 Series 2006-SA3	6.079%	9/25/2036	35	19
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	142	144
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	271	274
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	142	145
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	250	251
[4]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/2029	330	335
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/2029	890	903
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-4	4.930%	9/17/2029	480	484
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/2029	600	604
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/2030	90	91
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/2031	260	269
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/2030	180	182
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/2030	330	338
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/2030	950	970
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/2031	2,000	2,012
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/2031	360	372
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/2031	1,010	1,036
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-5	5.140%	2/17/2032	1,910	1,923
[4]	Santander Drive Auto Receivables Trust Class D Series 2025-1	5.430%	3/17/2031	370	376
[4]	Santander Drive Auto Receivables Trust Class D Series 2025-2	5.470%	5/15/2031	1,590	1,618
[4]	Santander Drive Auto Receivables Trust Class D Series 2025-3	5.110%	9/15/2031	1,790	1,802
[3,4]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/2029	460	466
[3,4]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/2030	210	214
[3,4]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/2030	210	216
[3,4]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	130	131
[3,4]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/2029	50	51
[3,4]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/2030	140	142
[3,4]	SCCU Auto Receivables Trust Class A4 Series 2025-1A	4.680%	9/15/2031	120	121
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	104	105
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	43	43
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	89	90
[3,4]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	63	63
[3,4]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/2030	160	164
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/2031	160	164
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/2030	190	196
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/2031	270	274
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2025-1A	5.110%	2/20/2031	70	72
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2025-2A	4.850%	7/21/2031	160	163
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/2032	220	225
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/2032	220	226
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2024-3A	4.980%	10/20/2032	440	446
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2025-1A	5.200%	10/20/2032	430	439
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2025-2A	5.050%	4/20/2033	680	690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/2035	24	24
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/2037	97	96
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/2035	143	142
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/2041	4	4
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-AA	5.080%	8/20/2029	400	404
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-BA	4.710%	1/22/2030	280	281
[3,4]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/2054	1,767	1,791
[3,4]	Taco Bell Funding LLC Class A2I Series 2025-1A	4.821%	8/25/2055	1,660	1,663
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/2027	120	120
[3,4]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	190	194
[3,4]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/2031	190	194
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	230	230
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	360	360
[3,4]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/2049	908	925
[3,4]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/2036	540	494
[3,4]	Toyota Auto Loan Extended Note Trust Class A Series 2024-1A	5.160%	11/25/2036	720	747
[3,4]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	820	831
[3,4]	Tricon Residential Trust Class A Series 2024-SFR4	4.300%	11/17/2041	597	592
[3,4]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/2041	240	238
[3,4]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/2054	601	606
[3,4]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	1,060	1,061
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/2050	210	207
[3,4]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	720	721
[3,4]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	1,075	1,075
[3,4]	USAA Auto Owner Trust Class A4 Series 2024-A	4.970%	12/17/2029	180	183
[3,4]	Vantage Data Centers LLC Class A2 Series 2025-1A	5.132%	8/15/2055	1,870	1,879
[3,4]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/2031	130	135
[3,4]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/2031	380	388
[3,4]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/2032	810	832
[4]	Verizon Master Trust Class B Series 2025-1	4.940%	1/21/2031	180	183
[3,4]	Verizon Master Trust Class B Series 2025-2	5.160%	1/20/2033	240	246
[3,4]	Verizon Master Trust Class B Series 2025-4	5.020%	3/21/2033	600	610
[3,4]	Verizon Master Trust Class B Series 2025-6	4.850%	6/21/2033	310	313
[3,4]	Verizon Master Trust Class C Series 2023-6	5.050%	9/22/2031	500	507
[3,4]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/2031	470	483
[3,4]	Verizon Master Trust Class C Series 2024-5	5.490%	6/21/2032	230	236
[3,4]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/2032	270	272
[4]	Verizon Master Trust Class C Series 2024-8	4.990%	11/20/2030	270	273
[4]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	70	71
[3,4]	Verizon Master Trust Class C Series 2025-2	5.340%	1/20/2033	220	225
[3,4]	Verizon Master Trust Class C Series 2025-4	5.200%	3/21/2033	320	326
[4]	Verizon Master Trust Class C Series 2025-5	4.840%	6/20/2031	250	252
[3,4]	Verizon Master Trust Class C Series 2025-6	5.060%	6/21/2033	180	182
[3,4]	Verizon Master Trust Class C Series 2025-8	4.600%	8/22/2033	190	189
[4,6]	WaMu Mortgage Pass Through Certificates Trust Class 1A7 Series 2003-AR9	5.677%	9/25/2033	3	3
[4,6]	WaMu Mortgage Pass Through Certificates Trust Class A Series 2002-AR18	6.248%	1/25/2033	2	2
[4,6]	WaMu Mortgage Pass Through Certificates Trust Class A7 Series 2003-AR7	5.663%	8/25/2033	2	2
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/2050	200	197
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/2050	120	118
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	75	74
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/2060	75	74
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/2051	210	209
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	90	89
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/2061	220	221
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C48	4.302%	1/15/2052	70	70
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/2050	174	108
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.842%	9/15/2058	115	108
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/2051	80	74
[4,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	6.502%	10/25/2036	32	29
[3,4]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/2049	203	198
[3,4,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/2031	701	670
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/2047	179	161
[4,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/2047	90	41
[4]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/2029	360	365
[4]	World Omni Auto Receivables Trust Class B Series 2025-A	5.080%	11/15/2030	210	214
[4]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/2030	180	183
[4]	World Omni Auto Receivables Trust Class C Series 2025-A	5.170%	10/15/2031	290	295
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/2029	490	499
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $153,021)					154,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (80.2%)
Communications (4.6%)
[3]	AMC Networks Inc.	10.250%	1/15/2029	115	121
	AMC Networks Inc.	4.250%	2/15/2029	7	6
[3]	AMC Networks Inc.	10.500%	7/15/2032	80	85
	AT&T Inc.	2.300%	6/1/2027	3,066	2,977
	AT&T Inc.	1.650%	2/1/2028	2,090	1,978
	AT&T Inc.	4.100%	2/15/2028	1,770	1,769
	AT&T Inc.	4.350%	3/1/2029	1,347	1,353
	AT&T Inc.	4.300%	2/15/2030	3,021	3,027
	AT&T Inc.	4.700%	8/15/2030	2,745	2,791
	British Telecommunications plc	5.125%	12/4/2028	870	891
[3]	British Telecommunications plc	3.250%	11/8/2029	1,222	1,172
[3]	Cable One Inc.	4.000%	11/15/2030	74	63
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	400	398
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	80	77
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	135	128
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	15	14
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	2,605	2,565
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/2028	4,070	4,050
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	5,581	5,191
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/2029	1,228	1,244
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	8,367	8,780
	Comcast Corp.	3.150%	2/15/2028	1,141	1,120
	Comcast Corp.	5.100%	6/1/2029	1,320	1,364
	Comcast Corp.	3.400%	4/1/2030	2,900	2,805
[3]	CSC Holdings LLC	11.750%	1/31/2029	130	110
[3]	CSC Holdings LLC	4.125%	12/1/2030	70	46
[3]	CSC Holdings LLC	4.500%	11/15/2031	70	46
[3]	Directv Financing LLC	8.875%	2/1/2030	95	94
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	19	19
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	150	150
[3]	DISH Network Corp.	11.750%	11/15/2027	174	184
	Expedia Group Inc.	4.625%	8/1/2027	2,811	2,832
	Fox Corp.	4.709%	1/25/2029	3,200	3,241
[3]	Frontier Communications Holdings LLC	5.000%	5/1/2028	80	80
[3]	Midcontinent Communications	8.000%	8/15/2032	170	175
	Netflix Inc.	5.875%	11/15/2028	7,605	8,018
[3]	NTT Finance Corp.	4.567%	7/16/2027	479	482
[3]	NTT Finance Corp.	4.620%	7/16/2028	1,199	1,211
	Omnicom Group Inc.	4.200%	6/1/2030	952	945
	Paramount Global	2.900%	1/15/2027	651	638
	Paramount Global	3.375%	2/15/2028	110	107
	Paramount Global	3.700%	6/1/2028	265	259
	Paramount Global	4.200%	6/1/2029	500	492
	Paramount Global	4.950%	1/15/2031	3,415	3,375
	Paramount Global	4.200%	5/19/2032	140	130
	Rogers Communications Inc.	3.200%	3/15/2027	1,505	1,484
	Rogers Communications Inc.	5.000%	2/15/2029	3,040	3,098
	Rogers Communications Inc.	7.000%	4/15/2055	170	177
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	3	3
	Sprint Capital Corp.	6.875%	11/15/2028	4,820	5,184
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	990	982
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	900	916
	TCI Communications Inc.	7.125%	2/15/2028	37	40
	Telefonica Emisiones SA	4.103%	3/8/2027	2,751	2,746
	T-Mobile USA Inc.	3.750%	4/15/2027	6,127	6,091
	T-Mobile USA Inc.	2.050%	2/15/2028	795	758
	T-Mobile USA Inc.	4.950%	3/15/2028	2,422	2,468
	T-Mobile USA Inc.	4.800%	7/15/2028	775	789
	T-Mobile USA Inc.	4.850%	1/15/2029	2,630	2,682
	T-Mobile USA Inc.	2.625%	2/15/2029	190	180
	T-Mobile USA Inc.	3.375%	4/15/2029	1,406	1,365
	T-Mobile USA Inc.	4.200%	10/1/2029	2,015	2,013
	T-Mobile USA Inc.	3.875%	4/15/2030	910	892
	Uber Technologies Inc.	4.300%	1/15/2030	7,531	7,554
	Uber Technologies Inc.	4.150%	1/15/2031	4,065	4,028
[3]	Univision Communications Inc.	8.000%	8/15/2028	10	10
[3]	Univision Communications Inc.	7.375%	6/30/2030	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Univision Communications Inc.	8.500%	7/31/2031	320	331
[3]	Univision Communications Inc.	9.375%	8/1/2032	65	69
	Verizon Communications Inc.	2.100%	3/22/2028	5,312	5,065
	Verizon Communications Inc.	4.016%	12/3/2029	3,616	3,591
	Verizon Communications Inc.	3.150%	3/22/2030	1,663	1,589
					120,718
Consumer Discretionary (4.8%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	100	98
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	35	34
[3]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	15	15
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	280	288
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	80	78
	American Honda Finance Corp.	4.550%	7/9/2027	3,360	3,387
	American Honda Finance Corp.	4.900%	7/9/2027	1,875	1,900
	American Honda Finance Corp.	4.450%	10/22/2027	1,250	1,259
	American Honda Finance Corp.	4.400%	9/5/2029	2,695	2,710
	Asbury Automotive Group Inc.	4.500%	3/1/2028	15	15
	AutoZone Inc.	3.750%	6/1/2027	500	497
	AutoZone Inc.	4.500%	2/1/2028	2,040	2,057
	AutoZone Inc.	6.250%	11/1/2028	600	636
	AutoZone Inc.	3.750%	4/18/2029	970	955
	AutoZone Inc.	5.100%	7/15/2029	1,275	1,312
	Bath & Body Works Inc.	7.500%	6/15/2029	40	41
[3]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	45	49
[3]	Belron UK Finance plc	5.750%	10/15/2029	60	61
[3]	BMW US Capital LLC	3.450%	4/1/2027	275	273
[3]	BMW US Capital LLC	4.150%	8/11/2027	870	871
[3]	BMW US Capital LLC	4.600%	8/13/2027	1,290	1,302
[3]	BMW US Capital LLC	4.500%	8/11/2030	2,205	2,209
	BorgWarner Inc.	4.950%	8/15/2029	450	460
[3]	Carnival Corp.	5.125%	5/1/2029	95	95
[3]	Carnival Corp.	5.875%	6/15/2031	70	72
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	15	16
[3]	Churchill Downs Inc.	5.500%	4/1/2027	70	70
[3]	Churchill Downs Inc.	4.750%	1/15/2028	65	64
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	55	57
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	40	41
	Dana Inc.	5.625%	6/15/2028	35	35
	eBay Inc.	5.950%	11/22/2027	945	981
	eBay Inc.	2.700%	3/11/2030	477	446
[3]	ERAC USA Finance LLC	3.300%	12/1/2026	100	99
[3]	ERAC USA Finance LLC	5.000%	2/15/2029	1,448	1,485
[3,9]	Flutter Treasury DAC	4.000%	6/4/2031	352	413
[3]	Flutter Treasury DAC	5.875%	6/4/2031	525	533
	Ford Motor Co.	6.625%	10/1/2028	710	749
	Ford Motor Credit Co. LLC	6.950%	6/10/2026	260	263
	Ford Motor Credit Co. LLC	2.700%	8/10/2026	380	374
	Ford Motor Credit Co. LLC	5.125%	11/5/2026	2,695	2,704
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	200	198
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	2,535	2,562
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	1,285	1,301
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	1,395	1,393
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	1,120	1,102
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	235	229
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	2,350	2,451
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	400	380
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	1,025	1,064
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	1,765	1,843
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	570	578
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	420	417
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	2,695	2,688
	General Motors Financial Co. Inc.	5.000%	4/9/2027	2,226	2,247
	General Motors Financial Co. Inc.	5.400%	5/8/2027	2,275	2,314
	General Motors Financial Co. Inc.	5.000%	7/15/2027	680	688
	General Motors Financial Co. Inc.	5.350%	7/15/2027	1,670	1,701
	General Motors Financial Co. Inc.	2.700%	8/20/2027	1,985	1,929
	General Motors Financial Co. Inc.	5.050%	4/4/2028	3,130	3,181
	General Motors Financial Co. Inc.	2.400%	4/10/2028	870	830
	General Motors Financial Co. Inc.	2.400%	10/15/2028	1,865	1,764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	5.800%	1/7/2029	1,330	1,382
	General Motors Financial Co. Inc.	4.300%	4/6/2029	1,420	1,409
	General Motors Financial Co. Inc.	4.900%	10/6/2029	5,085	5,140
	General Motors Financial Co. Inc.	5.350%	1/7/2030	1,135	1,163
	General Motors Financial Co. Inc.	5.850%	4/6/2030	345	361
	General Motors Financial Co. Inc.	3.600%	6/21/2030	330	314
	General Motors Financial Co. Inc.	5.450%	7/15/2030	7,495	7,722
[3,5]	Gildan Activewear Inc.	4.700%	10/7/2030	845	844
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	100	97
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	165	167
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	50	51
	Honda Motor Co. Ltd.	2.534%	3/10/2027	1,860	1,819
	Hyatt Hotels Corp.	5.250%	6/30/2029	1,310	1,344
	Lennar Corp.	5.250%	6/1/2026	1,755	1,757
[3]	Lithia Motors Inc.	4.625%	12/15/2027	95	94
[3]	Live Nation Entertainment Inc.	6.500%	5/15/2027	220	222
	Lowe's Cos. Inc.	3.950%	10/15/2027	4,640	4,636
	Lowe's Cos. Inc.	1.300%	4/15/2028	708	662
	Lowe's Cos. Inc.	1.700%	9/15/2028	355	332
	Lowe's Cos. Inc.	4.000%	10/15/2028	2,785	2,779
	Lowe's Cos. Inc.	4.250%	3/15/2031	8,015	7,962
	Marriott International Inc.	5.000%	10/15/2027	1,735	1,765
[3]	Mercedes-Benz Finance North America LLC	4.800%	3/30/2028	2,190	2,225
[3]	Mercedes-Benz Finance North America LLC	5.100%	8/3/2028	2,415	2,477
	MGM Resorts International	6.125%	9/15/2029	170	173
	Mohawk Industries Inc.	5.850%	9/18/2028	450	470
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	90	90
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	50	51
	Newell Brands Inc.	6.375%	9/15/2027	105	107
[3]	Newell Brands Inc.	8.500%	6/1/2028	145	154
	Newell Brands Inc.	6.625%	9/15/2029	126	127
	Newell Brands Inc.	7.000%	4/1/2046	35	31
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	45	45
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	235	235
[3]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	90	95
[3,5]	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.250%	10/15/2030	25	25
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	4/15/2027	25	25
	Starbucks Corp.	2.000%	3/12/2027	116	113
	Starbucks Corp.	4.500%	5/15/2028	1,800	1,817
[3]	Stellantis Finance US Inc.	5.625%	1/12/2028	1,126	1,145
[3]	Stellantis Finance US Inc.	5.750%	3/18/2030	390	397
[3]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	1,895	1,894
[3]	Stellantis Financial Services US Corp.	5.400%	9/15/2030	2,775	2,782
	Toll Brothers Finance Corp.	3.800%	11/1/2029	262	257
	Toyota Motor Credit Corp.	4.625%	1/12/2028	773	784
	Toyota Motor Credit Corp.	4.650%	1/5/2029	1,170	1,191
	Toyota Motor Credit Corp.	5.050%	5/16/2029	2,175	2,245
	Toyota Motor Credit Corp.	4.550%	8/9/2029	720	731
[3]	Vail Resorts Inc.	5.625%	7/15/2030	95	96
[3]	Volkswagen Group of America Finance LLC	5.700%	9/12/2026	1,495	1,514
[3]	Volkswagen Group of America Finance LLC	6.000%	11/16/2026	300	305
[3]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	465	466
[3]	Volkswagen Group of America Finance LLC	5.650%	9/12/2028	1,125	1,159
	Whirlpool Corp.	6.125%	6/15/2030	60	61
	Whirlpool Corp.	6.500%	6/15/2033	86	86
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	230	225
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	150	149
					125,633
Consumer Staples (5.0%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.875%	2/15/2028	45	45
	Altria Group Inc.	2.625%	9/16/2026	1,000	987
	Altria Group Inc.	4.875%	2/4/2028	2,510	2,550
	Altria Group Inc.	6.200%	11/1/2028	380	401
	Altria Group Inc.	4.800%	2/14/2029	321	326
	Altria Group Inc.	4.500%	8/6/2030	1,317	1,321
	BAT Capital Corp.	3.215%	9/6/2026	3,527	3,499
	BAT Capital Corp.	4.700%	4/2/2027	3,335	3,358
	BAT Capital Corp.	3.557%	8/15/2027	8,167	8,084
	BAT Capital Corp.	2.259%	3/25/2028	5,115	4,886

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	4.906%	4/2/2030	2,025	2,063
	BAT Capital Corp.	6.343%	8/2/2030	2,910	3,141
	BAT International Finance plc	4.448%	3/16/2028	2,555	2,570
	BAT International Finance plc	5.931%	2/2/2029	8,275	8,691
[9]	British American Tobacco plc	3.000%	Perpetual	1,100	1,287
	Campbell's Co.	4.150%	3/15/2028	1,090	1,089
	Cencosud SA	4.375%	7/17/2027	400	401
	Clorox Co.	1.800%	5/15/2030	700	628
	Conagra Brands Inc.	5.300%	10/1/2026	1,265	1,277
	Conagra Brands Inc.	1.375%	11/1/2027	592	558
	Conagra Brands Inc.	7.000%	10/1/2028	250	267
	Conagra Brands Inc.	4.850%	11/1/2028	1,340	1,354
	Constellation Brands Inc.	3.500%	5/9/2027	915	906
	Constellation Brands Inc.	4.350%	5/9/2027	2,270	2,276
	Constellation Brands Inc.	3.150%	8/1/2029	350	336
	Constellation Brands Inc.	4.800%	5/1/2030	845	857
	Dollar General Corp.	4.625%	11/1/2027	1,250	1,260
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	135	132
	General Mills Inc.	4.875%	1/30/2030	1,710	1,746
[3]	Imperial Brands Finance plc	4.500%	6/30/2028	540	544
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	170	179
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	1,305	1,312
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	210	207
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	860	811
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	665	666
	Kraft Heinz Foods Co.	3.000%	6/1/2026	600	595
	Kraft Heinz Foods Co.	3.875%	5/15/2027	2,779	2,768
	Kraft Heinz Foods Co.	3.750%	4/1/2030	2,095	2,033
	Kroger Co.	2.200%	5/1/2030	2,450	2,241
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	150	149
[3]	Mars Inc.	4.450%	3/1/2027	687	692
[3]	Mars Inc.	4.600%	3/1/2028	11,265	11,402
[3]	Mars Inc.	4.800%	3/1/2030	7,885	8,034
	McCormick & Co. Inc.	3.400%	8/15/2027	600	593
	Molson Coors Beverage Co.	3.000%	7/15/2026	1,095	1,085
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/24/2026	1,990	1,936
	Mondelez International Inc.	2.625%	3/17/2027	120	118
	Mondelez International Inc.	4.750%	2/20/2029	133	136
	Mondelez International Inc.	2.750%	4/13/2030	680	638
	Mondelez International Inc.	4.500%	5/6/2030	1,785	1,800
[3]	Opal Bidco SAS	6.500%	3/31/2032	100	102
[3]	Performance Food Group Inc.	5.500%	10/15/2027	95	95
	Philip Morris International Inc.	4.375%	11/1/2027	1,265	1,274
	Philip Morris International Inc.	5.125%	11/17/2027	3,655	3,734
	Philip Morris International Inc.	4.875%	2/15/2028	3,555	3,618
	Philip Morris International Inc.	3.125%	3/2/2028	1,057	1,035
	Philip Morris International Inc.	4.125%	4/28/2028	2,510	2,515
	Philip Morris International Inc.	5.250%	9/7/2028	3,950	4,076
	Philip Morris International Inc.	4.875%	2/13/2029	4,150	4,238
	Philip Morris International Inc.	3.375%	8/15/2029	435	423
	Philip Morris International Inc.	4.625%	11/1/2029	2,460	2,498
	Philip Morris International Inc.	5.625%	11/17/2029	205	216
	Philip Morris International Inc.	5.125%	2/15/2030	3,280	3,390
	Philip Morris International Inc.	4.375%	4/30/2030	1,725	1,733
	Sysco Corp.	3.250%	7/15/2027	940	927
	Sysco Corp.	2.400%	2/15/2030	350	324
	The Campbell's Co.	5.200%	3/19/2027	4,480	4,549
	Tyson Foods Inc.	3.550%	6/2/2027	2,000	1,980
	Tyson Foods Inc.	5.400%	3/15/2029	230	238
[3]	US Foods Inc.	6.875%	9/15/2028	90	93
					131,293
Energy (6.4%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/2026	800	782
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/2027	1,955	1,928
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/2026	155	155
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	270	280
	Boardwalk Pipelines LP	4.800%	5/3/2029	255	258
	BP Capital Markets America Inc.	3.937%	9/21/2028	1,260	1,258
	BP Capital Markets America Inc.	4.234%	11/6/2028	465	467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.633%	4/6/2030	490	480
	BP Capital Markets plc	3.279%	9/19/2027	1,542	1,524
	BP Capital Markets plc	3.723%	11/28/2028	640	633
[9]	BP Capital Markets plc	3.625%	Perpetual	700	821
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	4,001	3,977
	Cenovus Energy Inc.	4.250%	4/15/2027	32	32
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	2,070	2,093
	Cheniere Energy Inc.	4.625%	10/15/2028	4,122	4,111
[3]	Chord Energy Corp.	6.000%	10/1/2030	65	65
[3]	Civitas Resources Inc.	8.375%	7/1/2028	115	119
[3]	Civitas Resources Inc.	8.750%	7/1/2031	90	92
[3]	Civitas Resources Inc.	9.625%	6/15/2033	115	122
[3]	Continental Resources Inc.	2.268%	11/15/2026	1,000	975
	Coterra Energy Inc.	3.900%	5/15/2027	912	906
	DCP Midstream Operating LP	5.625%	7/15/2027	58	59
	DCP Midstream Operating LP	5.125%	5/15/2029	3,031	3,101
	Devon Energy Corp.	4.500%	1/15/2030	580	581
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	85	90
	Diamondback Energy Inc.	3.250%	12/1/2026	2,295	2,271
	Diamondback Energy Inc.	5.200%	4/18/2027	827	839
	Diamondback Energy Inc.	3.500%	12/1/2029	3,189	3,079
	Diamondback Energy Inc.	5.150%	1/30/2030	1,220	1,257
	Ecopetrol SA	8.625%	1/19/2029	190	206
	Empresa Nacional del Petroleo	5.250%	11/6/2029	950	966
	Enbridge Inc.	1.600%	10/4/2026	1,700	1,657
	Enbridge Inc.	5.900%	11/15/2026	1,910	1,944
	Enbridge Inc.	4.250%	12/1/2026	1,265	1,265
	Enbridge Inc.	5.250%	4/5/2027	1,120	1,137
	Enbridge Inc.	3.700%	7/15/2027	1,340	1,330
	Enbridge Inc.	6.000%	11/15/2028	1,495	1,572
	Enbridge Inc.	5.300%	4/5/2029	3,325	3,433
	Enbridge Inc.	3.125%	11/15/2029	1,035	987
	Energy Transfer LP	3.900%	7/15/2026	392	391
	Energy Transfer LP	6.050%	12/1/2026	2,070	2,109
	Energy Transfer LP	4.400%	3/15/2027	5,940	5,959
	Energy Transfer LP	5.500%	6/1/2027	2,980	3,032
	Energy Transfer LP	4.000%	10/1/2027	741	738
	Energy Transfer LP	5.550%	2/15/2028	2,163	2,227
	Energy Transfer LP	4.950%	5/15/2028	2,355	2,394
	Energy Transfer LP	4.950%	6/15/2028	379	386
	Energy Transfer LP	6.100%	12/1/2028	1,250	1,315
	Energy Transfer LP	5.250%	4/15/2029	5,010	5,154
	Energy Transfer LP	5.250%	7/1/2029	1,690	1,740
	Energy Transfer LP	4.150%	9/15/2029	2,640	2,620
	Energy Transfer LP	5.200%	4/1/2030	750	773
[9]	Eni SpA	3.375%	Perpetual	200	231
	Enterprise Products Operating LLC	2.800%	1/31/2030	1,010	954
	EQT Corp.	7.500%	6/1/2027	105	107
	EQT Corp.	3.900%	10/1/2027	1,568	1,557
	EQT Corp.	4.500%	1/15/2029	2	2
	EQT Corp.	5.000%	1/15/2029	20	20
	EQT Corp.	7.000%	2/1/2030	237	258
	EQT Corp.	7.500%	6/1/2030	2	2
[3]	Excelerate Energy LP	8.000%	5/15/2030	270	287
	Halliburton Co.	2.920%	3/1/2030	970	914
	Helmerich & Payne Inc.	4.650%	12/1/2027	965	971
	Helmerich & Payne Inc.	4.850%	12/1/2029	565	564
	Hess Corp.	7.875%	10/1/2029	480	544
[3]	Hess Midstream Operations LP	6.500%	6/1/2029	75	77
	Kinder Morgan Inc.	1.750%	11/15/2026	1,250	1,218
	Kinder Morgan Inc.	5.000%	2/1/2029	2,010	2,056
	Kinder Morgan Inc.	5.100%	8/1/2029	610	627
	Kinder Morgan Inc.	5.150%	6/1/2030	540	557
[3]	Kinetik Holdings LP	6.625%	12/15/2028	110	113
	Marathon Petroleum Corp.	5.125%	12/15/2026	2,288	2,309
	Marathon Petroleum Corp.	3.800%	4/1/2028	981	971
	Marathon Petroleum Corp.	5.150%	3/1/2030	4,409	4,533
	MPLX LP	4.000%	3/15/2028	540	537
	MPLX LP	4.800%	2/15/2029	370	375
	MPLX LP	4.800%	2/15/2031	1,100	1,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Occidental Petroleum Corp.	5.000%	8/1/2027	965	976
	Occidental Petroleum Corp.	6.375%	9/1/2028	3,305	3,452
	Occidental Petroleum Corp.	5.200%	8/1/2029	1,600	1,626
	ONEOK Inc.	5.550%	11/1/2026	960	972
	ONEOK Inc.	4.000%	7/13/2027	300	299
[3]	ONEOK Inc.	5.625%	1/15/2028	3,630	3,708
	ONEOK Inc.	4.550%	7/15/2028	295	297
	ONEOK Inc.	5.650%	11/1/2028	960	996
	ONEOK Inc.	4.350%	3/15/2029	2,262	2,260
	ONEOK Inc.	5.375%	6/1/2029	790	813
	ONEOK Inc.	3.100%	3/15/2030	270	255
	ONEOK Inc.	3.250%	6/1/2030	160	152
	Ovintiv Inc.	5.650%	5/15/2028	1,845	1,900
[3]	Permian Resources Operating LLC	8.000%	4/15/2027	90	92
	Pertamina Persero PT	1.400%	2/9/2026	567	560
	Petrobras Global Finance BV	5.999%	1/27/2028	100	102
	Petrobras Global Finance BV	5.125%	9/10/2030	1,283	1,268
	Petroleos Mexicanos	4.500%	1/23/2026	418	416
	Petroleos Mexicanos	6.875%	8/4/2026	1,390	1,407
	Petroleos Mexicanos	6.490%	1/23/2027	857	868
	Petroleos Mexicanos	6.500%	3/13/2027	1,751	1,768
[4]	Petroleos Mexicanos	8.750%	6/2/2029	607	654
[3]	Petronas Capital Ltd.	3.500%	4/21/2030	740	719
[3]	Petronas Capital Ltd.	4.950%	1/3/2031	1,476	1,525
	Phillips 66	3.900%	3/15/2028	360	358
	Phillips 66 Co.	4.950%	12/1/2027	1,850	1,881
	Phillips 66 Co.	5.875%	3/15/2056	920	913
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/2026	1,679	1,682
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/2029	680	657
	Range Resources Corp.	8.250%	1/15/2029	130	133
	Sabine Pass Liquefaction LLC	5.875%	6/30/2026	1,088	1,092
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	3,195	3,216
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	1,325	1,324
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	4,680	4,699
[3]	Schlumberger Holdings Corp.	5.000%	5/29/2027	1,495	1,516
[3]	Schlumberger Holdings Corp.	5.000%	11/15/2029	1,060	1,093
[10]	Southern Gas Corridor CJSC	6.875%	3/24/2026	1,230	1,243
	Spectra Energy Partners LP	3.375%	10/15/2026	596	592
[3]	Sunoco LP	5.625%	3/15/2031	110	109
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	225	232
	Targa Resources Corp.	5.200%	7/1/2027	1,800	1,829
	Targa Resources Corp.	6.150%	3/1/2029	645	679
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/2029	160	163
[9]	TotalEnergies SE	1.625%	Perpetual	600	679
[9]	TotalEnergies SE	2.000%	Perpetual	400	462
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	2,850	2,851
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	1,595	1,571
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	1,040	1,037
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	620	592
[3]	Transocean Inc.	8.250%	5/15/2029	95	94
[3]	Transocean Inc.	8.750%	2/15/2030	60	63
[3]	Valaris Ltd.	8.375%	4/30/2030	15	16
	Valero Energy Corp.	5.150%	2/15/2030	440	453
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	485	465
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	25	26
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	15	14
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	490	540
[3,5]	Weatherford International Ltd.	6.750%	10/15/2033	50	50
	Western Midstream Operating LP	4.650%	7/1/2026	115	115
	Western Midstream Operating LP	4.500%	3/1/2028	365	365
	Western Midstream Operating LP	4.050%	2/1/2030	440	429
	Williams Cos. Inc.	3.750%	6/15/2027	1,055	1,048
	Williams Cos. Inc.	5.300%	8/15/2028	3,275	3,376
	Williams Cos. Inc.	4.900%	3/15/2029	4,530	4,616
	Williams Cos. Inc.	4.800%	11/15/2029	760	773
					166,712
Financials (30.5%)
[9]	ABN AMRO Bank NV	5.500%	9/21/2033	400	499
[3]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	1,120	1,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	1,400	1,415
[3]	AEGON Funding Co. LLC	5.500%	4/16/2027	935	951
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/2026	2,910	2,860
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/2027	1,610	1,645
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	1,814	1,828
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	2,012	2,043
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	2,958	3,064
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	1,255	1,210
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/2029	980	1,003
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/2029	4,019	4,056
[5]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.375%	11/15/2030	676	673
	Affiliated Managers Group Inc.	3.300%	6/15/2030	900	854
	Aflac Inc.	3.600%	4/1/2030	225	220
	Air Lease Corp.	5.300%	2/1/2028	736	749
	Air Lease Corp.	4.625%	10/1/2028	2,185	2,195
	Air Lease Corp.	5.100%	3/1/2029	1,950	1,981
	Air Lease Corp.	3.000%	2/1/2030	1,825	1,700
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/2028	70	71
	Allstate Corp.	5.050%	6/24/2029	1,800	1,851
	Ally Financial Inc.	5.737%	5/15/2029	1,954	2,000
	Ally Financial Inc.	5.543%	1/17/2031	693	707
	American Express Co.	5.098%	2/16/2028	1,060	1,074
	American Express Co.	5.043%	7/26/2028	836	850
	American Express Co.	5.282%	7/27/2029	807	832
	American Express Co.	5.532%	4/25/2030	900	940
	American Express Co.	5.085%	1/30/2031	1,420	1,463
	American International Group Inc.	4.850%	5/7/2030	895	916
	American International Group Inc.	3.400%	6/30/2030	400	383
[3]	American National Global Funding	5.550%	1/28/2030	680	701
	American National Group Inc.	5.750%	10/1/2029	806	834
	Ameriprise Financial Inc.	5.700%	12/15/2028	1,700	1,781
[3]	AmWINS Group Inc.	6.375%	2/15/2029	105	107
[3]	AmWINS Group Inc.	4.875%	6/30/2029	75	73
[3]	Antares Holdings LP	2.750%	1/15/2027	758	736
[3]	Antares Holdings LP	7.950%	8/11/2028	750	798
[3]	Antares Holdings LP	6.350%	10/23/2029	652	667
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	1,000	981
	Aon North America Inc.	5.125%	3/1/2027	400	406
	Aon North America Inc.	5.150%	3/1/2029	1,980	2,038
	Apollo Debt Solutions BDC	6.900%	4/13/2029	645	678
[3]	Apollo Debt Solutions BDC	5.875%	8/30/2030	1,800	1,833
	Ares Capital Corp.	7.000%	1/15/2027	682	702
	Ares Capital Corp.	5.875%	3/1/2029	1,175	1,209
	Ares Capital Corp.	5.950%	7/15/2029	2,296	2,372
	Ares Strategic Income Fund	5.700%	3/15/2028	1,084	1,100
[3]	Ares Strategic Income Fund	5.450%	9/9/2028	1,368	1,379
	Ares Strategic Income Fund	6.350%	8/15/2029	1,720	1,781
	Arthur J Gallagher & Co.	4.600%	12/15/2027	734	741
	Arthur J Gallagher & Co.	4.850%	12/15/2029	812	829
	Associated Banc-Corp	6.455%	8/29/2030	200	207
	Assurant Inc.	4.900%	3/27/2028	83	84
	Athene Holding Ltd.	4.125%	1/12/2028	1,145	1,143
[9]	Athora Holding Ltd.	6.625%	6/16/2028	500	635
[11]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	850	577
[6,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	5.940%	5/16/2033	570	389
[9]	AXA SA	3.250%	5/28/2049	900	1,061
	Banco Santander SA	5.294%	8/18/2027	760	775
	Banco Santander SA	5.365%	7/15/2028	2,400	2,449
	Banco Santander SA	6.607%	11/7/2028	940	1,006
	Bank of America Corp.	5.933%	9/15/2027	2,110	2,144
	Bank of America Corp.	3.824%	1/20/2028	2,400	2,389
	Bank of America Corp.	2.551%	2/4/2028	3,064	3,001
	Bank of America Corp.	3.705%	4/24/2028	1,660	1,649
	Bank of America Corp.	4.376%	4/27/2028	3,495	3,508
	Bank of America Corp.	4.948%	7/22/2028	2,990	3,033
	Bank of America Corp.	6.204%	11/10/2028	2,200	2,293
	Bank of America Corp.	3.419%	12/20/2028	6,059	5,963
	Bank of America Corp.	3.970%	3/5/2029	540	538
	Bank of America Corp.	5.202%	4/25/2029	3,226	3,306
	Bank of America Corp.	2.087%	6/14/2029	720	682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	4.271%	7/23/2029	600	602
	Bank of America Corp.	3.194%	7/23/2030	1,140	1,098
	Bank of America Corp.	5.162%	1/24/2031	1,700	1,755
	Bank of America Corp.	1.898%	7/23/2031	3,517	3,140
[9]	Bank of Cyprus Pcl	2.500%	6/24/2027	262	307
[9]	Bank of Cyprus Pcl	5.000%	5/2/2029	638	785
	Bank of Montreal	3.803%	12/15/2032	170	167
	Bank of New York Mellon	4.729%	4/20/2029	1,120	1,139
	Bank of New York Mellon Corp.	4.543%	2/1/2029	1,120	1,133
	Bank of New York Mellon Corp.	6.317%	10/25/2029	335	356
	Bank of New York Mellon Corp.	4.975%	3/14/2030	307	315
	Bank of Nova Scotia	5.130%	2/14/2031	1,050	1,079
	Barclays plc	6.496%	9/13/2027	380	388
	Barclays plc	2.279%	11/24/2027	251	245
	Barclays plc	5.674%	3/12/2028	750	764
	Barclays plc	4.836%	5/9/2028	300	302
	Barclays plc	5.501%	8/9/2028	800	817
	Barclays plc	4.837%	9/10/2028	1,754	1,772
	Barclays plc	7.385%	11/2/2028	3,770	3,998
	Barclays plc	5.086%	2/25/2029	1,638	1,667
	Barclays plc	4.972%	5/16/2029	1,300	1,319
	Barclays plc	6.490%	9/13/2029	1,830	1,937
	Barclays plc	4.476%	11/11/2029	1,320	1,322
	Barclays plc	5.690%	3/12/2030	2,470	2,566
	Barclays plc	4.942%	9/10/2030	2,510	2,547
[12]	Barclays plc	3.750%	11/22/2030	200	268
	Barclays plc	5.367%	2/25/2031	3,213	3,312
[9]	Belfius Bank SA	1.250%	4/6/2034	400	439
	Blackstone Secured Lending Fund	5.350%	4/13/2028	1,610	1,633
	Blackstone Secured Lending Fund	5.300%	6/30/2030	1,750	1,762
[3]	Block Inc.	5.625%	8/15/2030	360	365
	Blue Owl Capital Corp.	3.400%	7/15/2026	645	639
	Blue Owl Capital Corp.	5.950%	3/15/2029	2,108	2,148
[3]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	826	837
[3]	BNP Paribas SA	5.283%	11/19/2030	440	452
[3]	BNP Paribas SA	5.085%	5/9/2031	635	647
[9]	BNP Paribas SA	2.000%	5/24/2031	700	924
[9]	BNP Paribas SA	1.125%	1/15/2032	400	459
[9]	BNP Paribas SA	0.875%	8/31/2033	400	439
[3]	BNP Paribas SA, SOFR + 1.450%	4.792%	5/9/2029	285	288
[3]	Boost Newco Borrower LLC	7.500%	1/15/2031	25	27
[12]	BPCE SA	5.250%	4/16/2029	500	671
[9]	BPCE SA	2.500%	11/30/2032	400	509
[9]	BPCE SA	1.750%	2/2/2034	300	334
	Brown & Brown Inc.	4.700%	6/23/2028	736	743
	Brown & Brown Inc.	4.500%	3/15/2029	905	908
	Brown & Brown Inc.	4.900%	6/23/2030	1,357	1,376
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	502	512
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	1,580	1,593
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	3,110	3,116
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	1,100	1,117
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	1,510	1,563
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	2,310	2,337
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	830	856
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	4,561	4,578
	Capital One Financial Corp.	3.750%	3/9/2027	980	974
	Capital One Financial Corp.	1.878%	11/2/2027	1,305	1,272
	Capital One Financial Corp.	3.800%	1/31/2028	1,000	992
	Capital One Financial Corp.	5.468%	2/1/2029	750	769
	Capital One Financial Corp.	6.312%	6/8/2029	5,848	6,134
	Capital One Financial Corp.	5.700%	2/1/2030	2,752	2,857
	Capital One Financial Corp.	3.273%	3/1/2030	1,000	964
	Capital One Financial Corp.	5.463%	7/26/2030	5,700	5,901
	Capital One Financial Corp.	4.493%	9/11/2031	1,146	1,137
	Capital One NA	5.974%	8/9/2028	550	570
	Charles Schwab Corp.	5.643%	5/19/2029	3,900	4,050
	Charles Schwab Corp.	6.196%	11/17/2029	2,420	2,567
	Chubb INA Holdings LLC	4.650%	8/15/2029	1,557	1,588
[3]	Citadel Finance LLC	5.900%	2/10/2030	1,000	1,014
[3]	Citadel Securities Global Holdings LLC	5.500%	6/18/2030	900	924

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citibank NA	4.876%	11/19/2027	1,447	1,458
	Citibank NA	5.803%	9/29/2028	1,250	1,311
	Citibank NA	4.838%	8/6/2029	1,638	1,677
	Citibank NA	4.914%	5/29/2030	1,127	1,157
	Citigroup Inc.	4.300%	11/20/2026	1,034	1,036
	Citigroup Inc.	4.450%	9/29/2027	1,104	1,108
	Citigroup Inc.	3.887%	1/10/2028	840	837
	Citigroup Inc.	3.070%	2/24/2028	1,265	1,246
	Citigroup Inc.	3.668%	7/24/2028	1,424	1,411
	Citigroup Inc.	4.125%	7/25/2028	200	200
	Citigroup Inc.	3.520%	10/27/2028	594	586
	Citigroup Inc.	4.786%	3/4/2029	1,045	1,058
	Citigroup Inc.	4.075%	4/23/2029	340	339
	Citigroup Inc.	3.980%	3/20/2030	504	498
	Citigroup Inc.	4.542%	9/19/2030	6,150	6,179
	Citigroup Inc.	2.976%	11/5/2030	335	317
	Citigroup Inc.	2.666%	1/29/2031	815	758
	Citigroup Inc.	4.412%	3/31/2031	1,295	1,292
	Citigroup Inc.	4.952%	5/7/2031	2,374	2,418
	Citigroup Inc.	2.572%	6/3/2031	1,485	1,366
	Citigroup Inc.	4.503%	9/11/2031	3,512	3,514
	Citizens Financial Group Inc.	5.253%	3/5/2031	884	906
[12]	Close Brothers Finance plc	1.625%	12/3/2030	100	113
	CNO Financial Group Inc.	5.250%	5/30/2029	614	625
	Comerica Inc.	5.982%	1/30/2030	820	853
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	4.417%	1/14/2027	700	465
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	4.893%	8/20/2031	1,400	931
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	5.770%	10/25/2033	400	272
	Cooperatieve Rabobank UA	3.750%	7/21/2026	530	527
	Corebridge Financial Inc.	3.650%	4/5/2027	5,928	5,878
	Corebridge Financial Inc.	3.850%	4/5/2029	635	626
[9]	Credit Agricole Assurances SA	2.625%	1/29/2048	700	809
[3]	Credit Agricole SA	4.631%	9/11/2028	670	674
[9]	Credit Agricole SA	5.500%	8/28/2033	400	500
[9]	Credit Mutuel Arkea SA	4.810%	5/15/2035	300	368
[3]	Danske Bank A/S	5.427%	3/1/2028	1,546	1,572
[3]	Danske Bank A/S	5.705%	3/1/2030	2,470	2,570
[3]	Danske Bank A/S	5.019%	3/4/2031	200	204
[9]	Danske Bank A/S	1.000%	5/15/2031	100	117
	Deutsche Bank AG	2.311%	11/16/2027	1,384	1,354
	Deutsche Bank AG	5.706%	2/8/2028	1,230	1,252
	Deutsche Bank AG	5.373%	1/10/2029	1,240	1,266
	Deutsche Bank AG	6.720%	1/18/2029	2,008	2,108
	Deutsche Bank AG	6.819%	11/20/2029	3,548	3,795
	Deutsche Bank AG	4.999%	9/11/2030	1,560	1,583
	Deutsche Bank AG	5.297%	5/9/2031	3,576	3,661
	Deutsche Bank AG	4.950%	8/4/2031	5,999	6,053
[9]	Deutsche Bank AG	4.000%	6/24/2032	800	950
[3]	DNB Bank ASA	4.853%	11/5/2030	1,210	1,234
[7]	DPS Lehman Brothers Holdings	0.000%	8/19/2065	210	—
	Eaton Vance Corp.	3.500%	4/6/2027	6	6
[9]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	200	235
	Equifax Inc.	4.800%	9/15/2029	390	396
	Equifax Inc.	3.100%	5/15/2030	770	729
	Equitable Holdings Inc.	4.350%	4/20/2028	181	182
[3]	F&G Global Funding	1.750%	6/30/2026	590	578
[3]	Fair Isaac Corp.	5.250%	5/15/2026	90	90
[3]	Fair Isaac Corp.	4.000%	6/15/2028	110	107
	Fidelity National Financial Inc.	4.500%	8/15/2028	20	20
	Fifth Third Bancorp	2.550%	5/5/2027	300	293
	Fifth Third Bancorp	1.707%	11/1/2027	2,470	2,401
	Fifth Third Bancorp	3.950%	3/14/2028	1,612	1,605
	Fifth Third Bancorp	6.361%	10/27/2028	2,840	2,960
	Fifth Third Bancorp	6.339%	7/27/2029	4,386	4,621
	Fifth Third Bancorp	4.772%	7/28/2030	1,006	1,017
	Fifth Third Bancorp	4.895%	9/6/2030	2,990	3,038
	Fiserv Inc.	5.150%	3/15/2027	1,870	1,895
	Fiserv Inc.	5.450%	3/2/2028	1,800	1,851
	Fiserv Inc.	5.375%	8/21/2028	1,130	1,165
	Fiserv Inc.	3.500%	7/1/2029	1,920	1,866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fiserv Inc.	4.750%	3/15/2030	2,201	2,232
	Fiserv Inc.	2.650%	6/1/2030	500	463
	Fiserv Inc.	4.550%	2/15/2031	1,027	1,031
	GATX Corp.	3.250%	9/15/2026	792	786
	GATX Corp.	5.400%	3/15/2027	820	832
	GATX Corp.	3.850%	3/30/2027	400	398
	GATX Corp.	4.550%	11/7/2028	66	66
	GATX Corp.	4.700%	4/1/2029	154	156
[9]	Generali	5.500%	10/27/2047	200	243
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	80	82
[3]	GGAM Finance Ltd.	8.000%	6/15/2028	50	53
[3]	Global Atlantic Fin Co.	4.400%	10/15/2029	410	404
[3]	Global Atlantic Fin Co.	3.125%	6/15/2031	1,310	1,185
	Global Payments Inc.	2.150%	1/15/2027	3,230	3,148
	Goldman Sachs Group Inc.	2.640%	2/24/2028	2,267	2,220
	Goldman Sachs Group Inc.	3.615%	3/15/2028	2,437	2,418
	Goldman Sachs Group Inc.	3.691%	6/5/2028	850	844
	Goldman Sachs Group Inc.	4.482%	8/23/2028	1,500	1,509
	Goldman Sachs Group Inc.	6.484%	10/24/2029	1,600	1,703
	Goldman Sachs Group Inc.	5.727%	4/25/2030	1,735	1,815
	Goldman Sachs Group Inc.	5.049%	7/23/2030	2,098	2,151
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,490	1,509
	Goldman Sachs Group Inc.	5.207%	1/28/2031	3,510	3,623
	Goldman Sachs Group Inc.	5.218%	4/23/2031	1,239	1,281
	Golub Capital BDC Inc.	7.050%	12/5/2028	720	761
	Golub Capital BDC Inc.	6.000%	7/15/2029	551	563
	Golub Capital Private Credit Fund	5.875%	5/1/2030	1,254	1,276
	Horace Mann Educators Corp.	7.250%	9/15/2028	139	149
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	150	154
	HPS Corporate Lending Fund	5.450%	1/14/2028	3,030	3,058
[3]	HPS Corporate Lending Fund	4.900%	9/11/2028	482	480
	HPS Corporate Lending Fund	6.750%	1/30/2029	695	725
	HPS Corporate Lending Fund	6.250%	9/30/2029	347	358
[3]	HPS Corporate Lending Fund	5.850%	6/5/2030	3,156	3,211
	HSBC Holdings plc	5.887%	8/14/2027	671	680
	HSBC Holdings plc	4.041%	3/13/2028	1,241	1,237
	HSBC Holdings plc	5.597%	5/17/2028	1,930	1,970
	HSBC Holdings plc	4.755%	6/9/2028	1,714	1,729
	HSBC Holdings plc	5.210%	8/11/2028	700	712
	HSBC Holdings plc	2.013%	9/22/2028	649	622
	HSBC Holdings plc	7.390%	11/3/2028	3,105	3,298
	HSBC Holdings plc	5.130%	11/19/2028	1,760	1,791
	HSBC Holdings plc	4.899%	3/3/2029	2,090	2,120
	HSBC Holdings plc	6.161%	3/9/2029	1,641	1,711
	HSBC Holdings plc	4.583%	6/19/2029	118	119
	HSBC Holdings plc	2.206%	8/17/2029	1,690	1,595
	HSBC Holdings plc	5.546%	3/4/2030	2,755	2,857
	HSBC Holdings plc	3.973%	5/22/2030	4,415	4,349
	HSBC Holdings plc	5.286%	11/19/2030	2,341	2,416
	HSBC Holdings plc	5.130%	3/3/2031	1,670	1,710
	HSBC Holdings plc	5.240%	5/13/2031	8,075	8,306
[9]	HSBC Holdings plc	6.364%	11/16/2032	400	501
	HSBC USA Inc.	4.650%	6/3/2028	500	507
	Huntington Bancshares Inc.	4.443%	8/4/2028	851	855
	Huntington Bancshares Inc.	6.208%	8/21/2029	3,800	3,998
	Huntington Bancshares Inc.	5.272%	1/15/2031	692	713
	Huntington National Bank	4.871%	4/12/2028	2,356	2,382
	Huntington National Bank	4.552%	5/17/2028	300	302
	Huntington National Bank	5.650%	1/10/2030	1,453	1,520
	ING Groep NV	6.083%	9/11/2027	373	379
	ING Groep NV	4.550%	10/2/2028	576	582
[9]	ING Groep NV	4.375%	8/15/2034	100	121
	Intercontinental Exchange Inc.	4.000%	9/15/2027	1,520	1,520
	Intercontinental Exchange Inc.	3.625%	9/1/2028	3,215	3,177
	Jefferies Financial Group Inc.	5.875%	7/21/2028	740	770
	Jefferies Financial Group Inc.	4.150%	1/23/2030	432	427
	JPMorgan Chase & Co.	1.470%	9/22/2027	1,495	1,457
	JPMorgan Chase & Co.	5.040%	1/23/2028	1,080	1,092
	JPMorgan Chase & Co.	3.782%	2/1/2028	2,105	2,096
	JPMorgan Chase & Co.	2.947%	2/24/2028	155	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	5.571%	4/22/2028	1,800	1,840
	JPMorgan Chase & Co.	4.323%	4/26/2028	4,554	4,565
	JPMorgan Chase & Co.	3.540%	5/1/2028	760	753
	JPMorgan Chase & Co.	2.182%	6/1/2028	2,309	2,238
	JPMorgan Chase & Co.	4.979%	7/22/2028	1,604	1,628
	JPMorgan Chase & Co.	4.851%	7/25/2028	185	187
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,460	1,472
	JPMorgan Chase & Co.	4.005%	4/23/2029	3,600	3,589
	JPMorgan Chase & Co.	2.069%	6/1/2029	752	713
	JPMorgan Chase & Co.	4.203%	7/23/2029	1,380	1,383
	JPMorgan Chase & Co.	5.299%	7/24/2029	750	772
	JPMorgan Chase & Co.	6.087%	10/23/2029	910	960
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,560	1,598
	JPMorgan Chase & Co.	5.581%	4/22/2030	2,620	2,736
	JPMorgan Chase & Co.	3.702%	5/6/2030	1,125	1,106
	JPMorgan Chase & Co.	4.565%	6/14/2030	807	816
	JPMorgan Chase & Co.	4.995%	7/22/2030	4,688	4,809
	JPMorgan Chase & Co.	4.603%	10/22/2030	1,810	1,830
	JPMorgan Chase & Co.	5.140%	1/24/2031	3,840	3,966
	JPMorgan Chase & Co.	4.493%	3/24/2031	870	878
	JPMorgan Chase & Co.	5.103%	4/22/2031	1,239	1,281
	KeyCorp	2.550%	10/1/2029	530	496
	Lloyds Banking Group plc	3.750%	1/11/2027	1,000	996
	Lloyds Banking Group plc	5.985%	8/7/2027	1,050	1,065
	Lloyds Banking Group plc	3.750%	3/18/2028	550	546
	Lloyds Banking Group plc	3.574%	11/7/2028	566	559
	Lloyds Banking Group plc	4.818%	6/13/2029	1,131	1,147
[6,11]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	5.558%	3/17/2029	640	432
	LPL Holdings Inc.	5.700%	5/20/2027	565	576
	LPL Holdings Inc.	5.200%	3/15/2030	1,534	1,568
[3]	Lseg US Fin Corp.	4.875%	3/28/2027	740	748
	M&T Bank Corp.	4.553%	8/16/2028	3,946	3,970
	M&T Bank Corp.	7.413%	10/30/2029	5,321	5,779
	M&T Bank Corp.	5.179%	7/8/2031	1,460	1,495
	M&T Bank Corp.	5.400%	7/30/2035	2,887	2,909
[11]	Macquarie Bank Ltd.	6.082%	6/7/2032	120	81
[6,11]	Macquarie Bank Ltd.	5.423%	2/20/2035	390	262
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.108%	6/17/2031	180	120
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.275%	6/7/2032	210	143
	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	501	493
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	3,661	3,709
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	2,580	2,604
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	4,040	4,110
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/2027	2,845	2,784
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	760	740
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	1,760	1,719
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	600	609
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	160	164
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	1,300	1,337
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	1,320	1,353
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	810	835
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	2,170	2,238
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	270	278
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	3,422	3,436
	Mizuho Financial Group Inc.	5.667%	5/27/2029	823	852
	Morgan Stanley	4.350%	9/8/2026	1,505	1,508
	Morgan Stanley	3.950%	4/23/2027	892	890
	Morgan Stanley	2.475%	1/21/2028	2,875	2,814
	Morgan Stanley	5.652%	4/13/2028	1,076	1,100
	Morgan Stanley	4.210%	4/20/2028	900	901
[6]	Morgan Stanley	3.591%	7/22/2028	1,610	1,593
	Morgan Stanley	6.296%	10/18/2028	3,100	3,229
	Morgan Stanley	3.772%	1/24/2029	1,000	991
	Morgan Stanley	5.123%	2/1/2029	2,160	2,206
	Morgan Stanley	5.164%	4/20/2029	6,440	6,590
	Morgan Stanley	5.449%	7/20/2029	1,120	1,157
	Morgan Stanley	6.407%	11/1/2029	940	999
	Morgan Stanley	5.173%	1/16/2030	1,300	1,336
	Morgan Stanley	5.656%	4/18/2030	2,620	2,737
	Morgan Stanley	5.042%	7/19/2030	6,263	6,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	4.654%	10/18/2030	2,830	2,861
	Morgan Stanley	5.230%	1/15/2031	4,010	4,139
	Morgan Stanley	2.699%	1/22/2031	406	379
	Morgan Stanley	5.192%	4/17/2031	2,842	2,935
	Morgan Stanley Bank NA	4.447%	10/15/2027	605	606
	Morgan Stanley Bank NA	4.952%	1/14/2028	283	286
	Morgan Stanley Bank NA	5.504%	5/26/2028	1,070	1,094
	Morgan Stanley Bank NA	4.968%	7/14/2028	5,543	5,625
	Morgan Stanley Bank NA	5.016%	1/12/2029	4,010	4,083
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	5,400	5,431
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	8,780	8,913
	Nasdaq Inc.	5.350%	6/28/2028	1,342	1,384
	National Bank of Canada	5.600%	12/18/2028	740	772
	National Bank of Canada	4.500%	10/10/2029	810	817
[3]	National Securities Clearing Corp.	4.900%	6/26/2029	2,030	2,086
[3]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/2026	190	190
	NatWest Group plc	3.073%	5/22/2028	340	334
	NatWest Group plc	5.516%	9/30/2028	625	640
	NatWest Group plc	4.892%	5/18/2029	430	437
	NatWest Group plc	5.076%	1/27/2030	820	838
	NatWest Group plc	4.445%	5/8/2030	225	225
	NatWest Group plc	4.964%	8/15/2030	2,329	2,372
	NatWest Group plc	5.115%	5/23/2031	480	492
[9]	NatWest Group plc	2.105%	11/28/2031	831	1,088
[9]	NIBC Bank NV	4.500%	6/12/2035	200	241
	NMI Holdings Inc.	6.000%	8/15/2029	375	388
	Nomura Holdings Inc.	5.594%	7/2/2027	1,802	1,842
	Nomura Holdings Inc.	5.386%	7/6/2027	600	611
	Nomura Holdings Inc.	5.842%	1/18/2028	690	713
	Nomura Holdings Inc.	6.070%	7/12/2028	977	1,022
	Nomura Holdings Inc.	3.103%	1/16/2030	618	583
	Nomura Holdings Inc.	4.904%	7/1/2030	1,140	1,157
	Nomura Holdings Inc.	2.679%	7/16/2030	1,252	1,150
	Northern Trust Corp.	3.375%	5/8/2032	1,080	1,059
[3]	Nuveen LLC	5.550%	1/15/2030	560	585
[9]	Nykredit Realkredit A/S	5.500%	12/29/2032	100	123
	OneMain Finance Corp.	3.875%	9/15/2028	40	38
	OneMain Finance Corp.	6.625%	5/15/2029	215	221
[3]	Panther Escrow Issuer LLC	7.125%	6/1/2031	20	21
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/2027	540	547
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.400%	7/1/2027	395	396
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	70	72
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	1,378	1,439
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	1,058	1,091
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	285	303
	PNC Bank NA	4.429%	7/21/2028	3,870	3,889
	PNC Bank NA	2.700%	10/22/2029	1,110	1,044
	PNC Financial Services Group Inc.	6.615%	10/20/2027	1,160	1,188
	PNC Financial Services Group Inc.	5.582%	6/12/2029	5,144	5,328
	PNC Financial Services Group Inc.	5.492%	5/14/2030	5,328	5,545
	PNC Financial Services Group Inc.	5.222%	1/29/2031	2,165	2,236
	PNC Financial Services Group Inc.	4.899%	5/13/2031	6,511	6,646
	Principal Financial Group Inc.	3.100%	11/15/2026	175	173
	Principal Financial Group Inc.	3.700%	5/15/2029	291	285
	Principal Financial Group Inc.	2.125%	6/15/2030	450	408
	Progressive Corp.	3.200%	3/26/2030	404	389
[9]	Raiffeisen Bank International AG	2.875%	6/18/2032	600	699
[9]	Raiffeisen Bank International AG	1.375%	6/17/2033	400	446
	Regions Financial Corp.	5.722%	6/6/2030	6,546	6,820
	Reinsurance Group of America Inc.	3.150%	6/15/2030	260	246
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	695	687
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	270	277
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/2026	140	137
[12]	Rothesay Life plc	3.375%	7/12/2026	500	665
	Royal Bank of Canada	5.069%	7/23/2027	1,371	1,381
	Royal Bank of Canada	4.510%	10/18/2027	1,310	1,315
	Royal Bank of Canada	6.000%	11/1/2027	1,870	1,945
	Royal Bank of Canada	4.900%	1/12/2028	1,260	1,285
	Royal Bank of Canada	4.522%	10/18/2028	3,915	3,949
	Royal Bank of Canada	4.965%	1/24/2029	964	980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royal Bank of Canada	4.969%	8/2/2030	5,390	5,516
	Royal Bank of Canada	4.650%	10/18/2030	2,513	2,543
	Royal Bank of Canada	5.153%	2/4/2031	5,650	5,821
	Royal Bank of Canada	4.970%	5/2/2031	3,936	4,029
[3]	Ryan Specialty LLC	5.875%	8/1/2032	30	30
	Santander UK Group Holdings plc	4.320%	9/22/2029	1,627	1,623
[3]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	10	10
	Sixth Street Lending Partners	6.500%	3/11/2029	1,561	1,623
	Sixth Street Lending Partners	5.750%	1/15/2030	900	914
[3]	Sixth Street Lending Partners	6.125%	7/15/2030	934	966
	Sixth Street Specialty Lending Inc.	2.500%	8/1/2026	300	295
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	580	598
[9]	Skandinaviska Enskilda Banken AB	5.000%	8/17/2033	345	426
[9]	Societe Generale SA	1.125%	6/30/2031	200	232
[3]	Starwood Property Trust Inc.	7.250%	4/1/2029	10	10
[3]	Starwood Property Trust Inc.	6.000%	4/15/2030	75	76
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	55	57
	State Street Bank & Trust Co.	4.782%	11/23/2029	1,990	2,042
	State Street Corp.	4.543%	4/24/2028	445	449
	State Street Corp.	4.834%	4/24/2030	570	585
	State Street Corp.	3.031%	11/1/2034	1,544	1,450
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	1,260	1,300
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	324	320
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	570	595
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	470	441
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	1,294	1,341
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	800	829
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	650	588
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	660	702
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	1,375	1,390
[9]	Swedbank AB	3.625%	8/23/2032	300	357
	Synovus Bank	5.625%	2/15/2028	840	857
	Synovus Financial Corp.	6.168%	11/1/2030	2,852	2,962
[9]	Talanx AG	2.250%	12/5/2047	700	806
	Toronto-Dominion Bank	5.156%	1/10/2028	1,496	1,531
	Toronto-Dominion Bank	4.861%	1/31/2028	4,560	4,640
	Toronto-Dominion Bank	5.523%	7/17/2028	850	882
	Toronto-Dominion Bank	4.783%	12/17/2029	2,870	2,935
	Toronto-Dominion Bank	3.625%	9/15/2031	460	456
[9]	Triodos Bank NV	4.875%	9/12/2029	500	607
	Truist Bank	4.420%	7/24/2028	6,770	6,799
	Truist Financial Corp.	6.047%	6/8/2027	306	309
	Truist Financial Corp.	4.873%	1/26/2029	2,073	2,103
	Truist Financial Corp.	7.161%	10/30/2029	1,430	1,549
	Truist Financial Corp.	5.435%	1/24/2030	552	571
	Truist Financial Corp.	5.071%	5/20/2031	5,367	5,501
	UBS AG	5.000%	7/9/2027	2,557	2,599
	UBS AG	4.864%	1/10/2028	605	610
	UBS AG	7.500%	2/15/2028	1,765	1,900
	UBS AG	5.650%	9/11/2028	3,190	3,334
[3]	UBS Group AG	4.282%	1/9/2028	2,210	2,211
[3]	UBS Group AG	4.253%	3/23/2028	610	610
[3]	UBS Group AG	3.869%	1/12/2029	940	932
[3]	UBS Group AG	4.151%	12/23/2029	8,890	8,869
[3]	UBS Group AG	5.428%	2/8/2030	5,890	6,083
[3]	UBS Group AG	3.126%	8/13/2030	1,000	955
[3]	UBS Group AG	5.617%	9/13/2030	3,500	3,655
[3]	UBS Group AG	4.398%	9/23/2031	4,715	4,702
[9]	UniCredit SpA	5.375%	4/16/2034	300	374
[3]	United Wholesale Mortgage LLC	5.500%	11/15/2025	255	255
	US Bancorp	4.548%	7/22/2028	1,443	1,453
	US Bancorp	4.653%	2/1/2029	1,571	1,588
	US Bancorp	5.775%	6/12/2029	3,500	3,643
	US Bancorp	5.384%	1/23/2030	980	1,013
	US Bancorp	5.100%	7/23/2030	1,232	1,267
	US Bancorp	5.046%	2/12/2031	4,658	4,776
	US Bancorp	5.083%	5/15/2031	4,811	4,944
	US Bank NA	4.507%	10/22/2027	2,270	2,278
[3]	UWM Holdings LLC	6.625%	2/1/2030	30	31
	Verisk Analytics Inc.	4.125%	3/15/2029	340	339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verisk Analytics Inc.	4.500%	8/15/2030	1,836	1,842
	Voya Financial Inc.	3.650%	6/15/2026	440	438
[13]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/2011	517	—
	Wells Fargo & Co.	3.000%	10/23/2026	565	559
	Wells Fargo & Co.	4.300%	7/22/2027	800	803
	Wells Fargo & Co.	4.900%	1/24/2028	800	807
	Wells Fargo & Co.	3.526%	3/24/2028	1,465	1,452
	Wells Fargo & Co.	5.707%	4/22/2028	1,130	1,157
	Wells Fargo & Co.	3.584%	5/22/2028	6,015	5,960
	Wells Fargo & Co.	2.393%	6/2/2028	2,509	2,439
	Wells Fargo & Co.	4.808%	7/25/2028	2,658	2,690
	Wells Fargo & Co.	5.574%	7/25/2029	3,570	3,700
	Wells Fargo & Co.	4.078%	9/15/2029	1,146	1,141
	Wells Fargo & Co.	6.303%	10/23/2029	750	795
	Wells Fargo & Co.	5.198%	1/23/2030	1,605	1,653
	Wells Fargo & Co.	2.879%	10/30/2030	600	568
	Wells Fargo & Co.	5.244%	1/24/2031	3,180	3,290
	Wells Fargo & Co.	4.478%	4/4/2031	2,250	2,262
	Wells Fargo & Co.	5.150%	4/23/2031	1,159	1,196
	Westpac Banking Corp.	4.322%	11/23/2031	925	922
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	4.888%	11/11/2027	1,200	805
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.670%	5.411%	7/10/2034	400	269
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	5.463%	4/3/2034	300	203
	Willis North America Inc.	4.650%	6/15/2027	725	730
	Willis North America Inc.	4.500%	9/15/2028	490	495
	Willis North America Inc.	2.950%	9/15/2029	506	481
					792,685
Health Care (7.3%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	115	118
	AbbVie Inc.	4.800%	3/15/2027	997	1,009
	AbbVie Inc.	4.800%	3/15/2029	14,970	15,305
	AbbVie Inc.	3.200%	11/21/2029	5,790	5,585
	Agilent Technologies Inc.	4.200%	9/9/2027	3,845	3,851
[3]	Alcon Finance Corp.	2.750%	9/23/2026	650	642
	Amgen Inc.	3.200%	11/2/2027	363	357
	Amgen Inc.	5.150%	3/2/2028	7,430	7,602
	Amgen Inc.	1.650%	8/15/2028	825	771
	Amgen Inc.	2.450%	2/21/2030	1,228	1,138
	Amgen Inc.	5.250%	3/2/2030	2,175	2,255
	Astrazeneca Finance LLC	4.850%	2/26/2029	3,565	3,656
	Baxter International Inc.	1.915%	2/1/2027	7,530	7,302
	Baxter International Inc.	2.272%	12/1/2028	2,975	2,792
	Baxter International Inc.	3.950%	4/1/2030	3,520	3,452
[9]	Bayer AG	6.625%	9/25/2083	100	125
	Becton Dickinson & Co.	3.700%	6/6/2027	4,120	4,093
	Becton Dickinson & Co.	4.693%	2/13/2028	755	765
	Becton Dickinson & Co.	4.874%	2/8/2029	1,550	1,581
	Becton Dickinson & Co.	5.081%	6/7/2029	945	970
	Becton Dickinson & Co.	2.823%	5/20/2030	1,900	1,782
	Bristol-Myers Squibb Co.	4.900%	2/22/2029	1,070	1,098
	Cardinal Health Inc.	4.700%	11/15/2026	2,420	2,437
	Cardinal Health Inc.	3.410%	6/15/2027	40	40
	Cardinal Health Inc.	5.125%	2/15/2029	1,500	1,542
	Cardinal Health Inc.	5.000%	11/15/2029	2,020	2,071
	Cencora Inc.	3.450%	12/15/2027	1,593	1,570
	Cencora Inc.	4.625%	12/15/2027	735	743
	Cencora Inc.	4.850%	12/15/2029	775	791
	Cencora Inc.	2.800%	5/15/2030	550	515
	Centene Corp.	2.450%	7/15/2028	300	279
	Centene Corp.	4.625%	12/15/2029	3,451	3,347
	Centene Corp.	3.375%	2/15/2030	1,630	1,501
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	155	147
[3]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	50	53
	Cigna Group	3.400%	3/1/2027	2,000	1,981
	Cigna Group	4.375%	10/15/2028	1,530	1,538
	Cigna Group	4.500%	9/15/2030	1,595	1,600
	CVS Health Corp.	2.875%	6/1/2026	3,870	3,833
	CVS Health Corp.	3.000%	8/15/2026	1,500	1,484
	CVS Health Corp.	3.625%	4/1/2027	4,105	4,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	1.300%	8/21/2027	3,352	3,176
	CVS Health Corp.	4.300%	3/25/2028	3,673	3,675
	CVS Health Corp.	5.000%	1/30/2029	1,800	1,836
	CVS Health Corp.	5.400%	6/1/2029	1,670	1,726
	CVS Health Corp.	3.250%	8/15/2029	2,525	2,420
	CVS Health Corp.	5.125%	2/21/2030	1,148	1,177
	CVS Health Corp.	1.750%	8/21/2030	1,505	1,321
[3]	DaVita Inc.	4.625%	6/1/2030	50	48
	Elevance Health Inc.	4.101%	3/1/2028	1,055	1,054
	Elevance Health Inc.	5.150%	6/15/2029	900	926
	Elevance Health Inc.	2.875%	9/15/2029	280	266
	Elevance Health Inc.	4.750%	2/15/2030	1,565	1,591
	Elevance Health Inc.	2.250%	5/15/2030	1,085	990
[3]	Endo Finance Holdings Inc.	8.500%	4/15/2031	15	16
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	4,425	4,562
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	595	607
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	2,772	2,938
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	1,960	1,993
	Gilead Sciences Inc.	4.800%	11/15/2029	785	805
	HCA Inc.	5.250%	6/15/2026	2,520	2,524
	HCA Inc.	4.500%	2/15/2027	2,423	2,428
	HCA Inc.	5.000%	3/1/2028	590	601
	HCA Inc.	5.625%	9/1/2028	265	273
	HCA Inc.	5.875%	2/1/2029	700	729
	HCA Inc.	3.375%	3/15/2029	270	262
	HCA Inc.	5.250%	3/1/2030	990	1,022
	HCA Inc.	3.500%	9/1/2030	1,195	1,141
[3]	Highmark Inc.	1.450%	5/10/2026	1,012	992
	Humana Inc.	5.750%	3/1/2028	2,185	2,255
	Illumina Inc.	4.650%	9/9/2026	1,540	1,547
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	1,880	1,782
	McKesson Corp.	3.950%	2/16/2028	—	—
	McKesson Corp.	4.650%	5/30/2030	3,385	3,442
[3]	Medline Borrower LP	5.250%	10/1/2029	260	258
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/2029	20	21
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	70	68
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/2028	12,840	12,985
	Providence St. Joseph Health Obligated Group	2.746%	10/1/2026	280	276
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	510	477
	Quest Diagnostics Inc.	4.600%	12/15/2027	770	779
	Quest Diagnostics Inc.	4.200%	6/30/2029	425	425
	Quest Diagnostics Inc.	4.625%	12/15/2029	880	893
	Quest Diagnostics Inc.	2.950%	6/30/2030	360	339
	Revvity Inc.	3.300%	9/15/2029	605	579
[3]	Roche Holdings Inc.	4.790%	3/8/2029	3,920	4,009
	Royalty Pharma plc	1.750%	9/2/2027	1,000	955
[3]	Star Parent Inc.	9.000%	10/1/2030	40	42
	Stryker Corp.	4.250%	9/11/2029	2,050	2,056
	Stryker Corp.	4.850%	2/10/2030	835	856
	Stryker Corp.	1.950%	6/15/2030	750	678
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	333	340
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	1,305	1,185
	Tenet Healthcare Corp.	4.250%	6/1/2029	38	37
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	243	239
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	20	20
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	10	10
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	130	134
	UnitedHealth Group Inc.	4.400%	6/15/2028	575	580
	UnitedHealth Group Inc.	3.875%	12/15/2028	160	159
	UnitedHealth Group Inc.	4.250%	1/15/2029	660	662
	UnitedHealth Group Inc.	4.000%	5/15/2029	1,395	1,391
	UnitedHealth Group Inc.	4.800%	1/15/2030	360	368
	UnitedHealth Group Inc.	2.000%	5/15/2030	2,300	2,084
	UnitedHealth Group Inc.	4.650%	1/15/2031	1,620	1,642
	Utah Acquisition Sub Inc.	3.950%	6/15/2026	1,995	1,986
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	3,000	3,024
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	1,345	1,393
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	4,200	4,319
					191,185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Industrials (4.9%)
[3]	Air Canada	3.875%	8/15/2026	800	793
	Allegion plc	3.500%	10/1/2029	492	476
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	35	36
[3]	Allison Transmission Inc.	4.750%	10/1/2027	60	60
[3]	American Airlines Inc.	7.250%	2/15/2028	130	133
[11]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	1,090	696
[3]	BAE Systems plc	5.000%	3/26/2027	1,190	1,204
[3]	BAE Systems plc	5.125%	3/26/2029	1,910	1,967
	Boeing Co.	2.750%	2/1/2026	5,400	5,367
	Boeing Co.	2.196%	2/4/2026	4,979	4,942
	Boeing Co.	5.040%	5/1/2027	295	298
	Boeing Co.	6.259%	5/1/2027	910	936
	Boeing Co.	3.250%	2/1/2028	1,185	1,158
	Boeing Co.	3.450%	11/1/2028	821	802
	Boeing Co.	3.200%	3/1/2029	1,530	1,476
	Boeing Co.	6.298%	5/1/2029	3,404	3,614
	Boeing Co.	5.150%	5/1/2030	11,289	11,585
	Boeing Co.	6.388%	5/1/2031	1,102	1,200
[11]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	310	202
[3]	BWX Technologies Inc.	4.125%	6/30/2028	170	166
	Canadian Pacific Railway Co.	1.750%	12/2/2026	1,090	1,061
	Canadian Pacific Railway Co.	4.000%	6/1/2028	1,135	1,133
	Canadian Pacific Railway Co.	2.050%	3/5/2030	130	119
	Carrier Global Corp.	2.722%	2/15/2030	920	862
[9]	CIMIC Finance Ltd.	1.500%	5/28/2029	600	654
[3]	Clean Harbors Inc.	4.875%	7/15/2027	205	205
[3]	Clean Harbors Inc.	5.125%	7/15/2029	60	60
	CNH Industrial Capital LLC	4.550%	4/10/2028	1,200	1,209
	CNH Industrial Capital LLC	5.500%	1/12/2029	930	962
[3]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	505	512
[3]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	530	539
[3]	Daimler Truck Finance North America LLC	5.400%	9/20/2028	1,050	1,083
[3]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	2,835	2,916
[3,4]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/2028	3,965	3,987
	Eaton Capital ULC	4.450%	5/9/2030	1,400	1,415
[3]	FedEx Corp.	3.400%	2/15/2028	544	534
[3]	Garda World Security Corp.	8.250%	8/1/2032	50	52
[3]	Garda World Security Corp.	8.375%	11/15/2032	70	73
[3]	Gates Corp.	6.875%	7/1/2029	120	125
	General Electric Co.	4.300%	7/29/2030	1,741	1,752
[3]	Herc Holdings Inc.	7.000%	6/15/2030	35	36
	Hillenbrand Inc.	6.250%	2/15/2029	105	108
	Honeywell International Inc.	4.875%	9/1/2029	560	576
	Honeywell International Inc.	4.700%	2/1/2030	1,046	1,066
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	1,179	1,160
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	92	86
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	1,970	2,030
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	876	863
	Ingersoll Rand Inc.	5.197%	6/15/2027	2,090	2,125
	Ingersoll Rand Inc.	5.400%	8/14/2028	300	310
	Ingersoll Rand Inc.	5.176%	6/15/2029	2,010	2,079
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	62	63
	John Deere Capital Corp.	4.500%	1/16/2029	1,620	1,644
	Keysight Technologies Inc.	5.350%	7/30/2030	1,350	1,404
	L3Harris Technologies Inc.	5.400%	1/15/2027	2,790	2,836
	L3Harris Technologies Inc.	4.400%	6/15/2028	23	23
	L3Harris Technologies Inc.	5.050%	6/1/2029	2,110	2,168
	L3Harris Technologies Inc.	2.900%	12/15/2029	722	685
	Lennox International Inc.	1.700%	8/1/2027	200	191
	Lockheed Martin Corp.	4.150%	8/15/2028	806	811
	Lockheed Martin Corp.	4.500%	2/15/2029	1,160	1,177
	Lockheed Martin Corp.	4.400%	8/15/2030	1,617	1,631
[11]	Lonsdale Finance Pty Ltd.	2.450%	11/20/2026	1,150	747
[3]	Mueller Water Products Inc.	4.000%	6/15/2029	100	96
	Nordson Corp.	4.500%	12/15/2029	1,600	1,610
	Northrop Grumman Corp.	3.200%	2/1/2027	2,650	2,622
	Northrop Grumman Corp.	3.250%	1/15/2028	4,838	4,757
	Northrop Grumman Corp.	4.600%	2/1/2029	6,044	6,139
	Northrop Grumman Corp.	4.400%	5/1/2030	3,554	3,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	4.650%	7/15/2030	1,630	1,658
	Otis Worldwide Corp.	5.250%	8/16/2028	1,315	1,356
	Otis Worldwide Corp.	2.565%	2/15/2030	1,138	1,060
	Parker-Hannifin Corp.	3.250%	6/14/2029	930	903
	Paychex Inc.	5.100%	4/15/2030	610	627
[11]	Qantas Airways Ltd.	4.750%	10/12/2026	400	266
[11]	Qantas Airways Ltd.	3.150%	9/27/2028	350	222
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	35	36
	Regal Rexnord Corp.	6.050%	4/15/2028	465	481
	RELX Capital Inc.	4.750%	3/27/2030	1,100	1,123
	Republic Services Inc.	4.875%	4/1/2029	910	933
	Republic Services Inc.	4.750%	7/15/2030	660	676
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	45	44
	RTX Corp.	3.125%	5/4/2027	985	971
	RTX Corp.	4.125%	11/16/2028	125	125
	RTX Corp.	5.750%	1/15/2029	780	818
	RTX Corp.	7.500%	9/15/2029	280	313
	Ryder System Inc.	1.750%	9/1/2026	710	695
	Ryder System Inc.	2.850%	3/1/2027	1,167	1,146
	Ryder System Inc.	5.300%	3/15/2027	830	843
	Ryder System Inc.	5.650%	3/1/2028	350	362
	Ryder System Inc.	5.250%	6/1/2028	735	755
	Ryder System Inc.	6.300%	12/1/2028	3,250	3,454
	Ryder System Inc.	5.375%	3/15/2029	1,310	1,357
	Southwest Airlines Co.	3.000%	11/15/2026	200	197
	Southwest Airlines Co.	5.125%	6/15/2027	2,331	2,360
	Southwest Airlines Co.	3.450%	11/16/2027	541	532
	Spirit AeroSystems Inc.	4.600%	6/15/2028	45	45
[3]	Spirit AeroSystems Inc.	9.750%	11/15/2030	120	132
[3]	TransDigm Inc.	6.750%	8/15/2028	230	235
[3]	TransDigm Inc.	6.375%	3/1/2029	320	327
[3]	TransDigm Inc.	6.375%	5/31/2033	95	96
	Tyco Electronics Group SA	4.625%	2/1/2030	660	670
[4]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/2029	52	53
	Veralto Corp.	5.500%	9/18/2026	1,430	1,447
	Veralto Corp.	5.350%	9/18/2028	410	423
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	100	103
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	810	828
					126,662
Materials (1.6%)
	Air Products & Chemicals Inc.	4.600%	2/8/2029	385	392
[3]	Alcoa Nederland Holding BV	5.500%	12/15/2027	110	109
[3]	Alumina Pty Ltd.	6.125%	3/15/2030	45	46
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	1,907	1,929
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	1,090	1,115
	ArcelorMittal SA	6.550%	11/29/2027	131	137
	Avery Dennison Corp.	4.875%	12/6/2028	577	588
	Berry Global Inc.	1.650%	1/15/2027	1,075	1,041
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	1,800	1,852
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	333	333
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/2025	15	15
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	130	122
[3]	Chemours Co.	5.750%	11/15/2028	85	83
[3]	Chemours Co.	4.625%	11/15/2029	40	36
[3]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/2026	1,200	1,190
[3]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	155	158
[3]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	20	21
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	1,621	1,600
	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	500	472
	Eastman Chemical Co.	4.500%	12/1/2028	302	303
	Eastman Chemical Co.	5.000%	8/1/2029	1,135	1,156
[3]	Element Solutions Inc.	3.875%	9/1/2028	200	194
[3]	First Quantum Minerals Ltd.	9.375%	3/1/2029	105	111
	Freeport Indonesia PT	4.763%	4/14/2027	890	892
	Freeport-McMoRan Inc.	4.375%	8/1/2028	650	649
	Freeport-McMoRan Inc.	4.250%	3/1/2030	560	554
[3]	Glencore Funding LLC	4.907%	4/1/2028	1,320	1,341
[3]	Glencore Funding LLC	5.371%	4/4/2029	1,320	1,360
[3]	Graphic Packaging International LLC	1.512%	4/15/2026	120	118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Graphic Packaging International LLC	4.750%	7/15/2027	495	492
[3]	Graphic Packaging International LLC	3.500%	3/15/2028	10	10
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	10	9
[3]	Hudbay Minerals Inc.	4.500%	4/1/2026	45	45
[3]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	120	118
[3]	JH North America Holdings Inc.	5.875%	1/31/2031	90	91
[3]	Kaiser Aluminum Corp.	4.625%	3/1/2028	85	84
[3]	Magnera Corp.	7.250%	11/15/2031	190	179
	Mosaic Co.	5.375%	11/15/2028	570	588
[3]	Novelis Corp.	4.750%	1/30/2030	20	19
[3]	Novelis Corp.	6.875%	1/30/2030	40	41
	Nutrien Ltd.	4.500%	3/12/2027	740	744
	Nutrien Ltd.	5.200%	6/21/2027	2,115	2,150
	Nutrien Ltd.	4.900%	3/27/2028	1,845	1,877
	Nutrien Ltd.	4.200%	4/1/2029	565	564
	Nutrien Ltd.	2.950%	5/13/2030	740	697
[3]	Olympus Water US Holding Corp.	9.750%	11/15/2028	405	425
[3,5]	Olympus Water US Holding Corp.	7.250%	2/15/2033	235	235
	Owens Corning	5.500%	6/15/2027	730	746
	Owens Corning	3.500%	2/15/2030	1,100	1,062
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	95	95
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	85	88
	Rio Tinto Finance USA plc	4.500%	3/14/2028	210	212
	Rio Tinto Finance USA plc	4.875%	3/14/2030	1,890	1,936
	RPM International Inc.	3.750%	3/15/2027	2,010	1,996
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	215	218
	Sherwin-Williams Co.	4.550%	3/1/2028	675	682
	Sherwin-Williams Co.	2.300%	5/15/2030	1,880	1,724
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	1,450	1,495
[3]	SNF Group SACA	3.125%	3/15/2027	430	420
	Suzano Austria GmbH	6.000%	1/15/2029	1,855	1,922
[3]	Trivium Packaging Finance BV	8.250%	7/15/2030	40	43
[3]	Trivium Packaging Finance BV	12.250%	1/15/2031	20	22
[3]	Tronox Inc.	9.125%	9/30/2030	25	25
	Vulcan Materials Co.	4.950%	12/1/2029	546	559
	Westlake Corp.	3.600%	8/15/2026	67	67
	WestRock MWV LLC	8.200%	1/15/2030	790	905
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	60	56
	WRKCo Inc.	3.375%	9/15/2027	600	592
	WRKCo Inc.	4.000%	3/15/2028	300	298
					41,448
Real Estate (3.1%)
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	71	71
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,179	1,106
	American Homes 4 Rent LP	4.250%	2/15/2028	459	458
	American Homes 4 Rent LP	4.900%	2/15/2029	130	132
	American Homes 4 Rent LP	4.950%	6/15/2030	1,310	1,333
	American Tower Corp.	1.450%	9/15/2026	1,330	1,297
	American Tower Corp.	3.375%	10/15/2026	1,040	1,032
	American Tower Corp.	2.750%	1/15/2027	1,178	1,158
	American Tower Corp.	3.550%	7/15/2027	575	569
	American Tower Corp.	3.600%	1/15/2028	284	281
	American Tower Corp.	5.800%	11/15/2028	510	533
	American Tower Corp.	3.950%	3/15/2029	1,400	1,385
	American Tower Corp.	2.900%	1/15/2030	1,038	978
[9]	Aroundtown SA	0.375%	4/15/2027	400	452
[9]	Aroundtown SA	1.450%	7/9/2028	200	225
[9]	Aroundtown SA	4.800%	7/16/2029	200	247
[9]	Aroundtown SA	3.500%	5/13/2030	400	467
	AvalonBay Communities Inc.	2.900%	10/15/2026	200	198
	AvalonBay Communities Inc.	2.300%	3/1/2030	649	599
[9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/2028	600	670
[12]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	100	125
[9]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/2029	100	119
	Boston Properties LP	2.750%	10/1/2026	492	484
	Boston Properties LP	6.750%	12/1/2027	620	651
	Boston Properties LP	4.500%	12/1/2028	280	280
	Boston Properties LP	3.400%	6/21/2029	270	259
	Brandywine Operating Partnership LP	8.875%	4/12/2029	225	245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brandywine Operating Partnership LP	6.125%	1/15/2031	25	25
	Brixmor Operating Partnership LP	3.900%	3/15/2027	335	334
	Brixmor Operating Partnership LP	2.250%	4/1/2028	240	229
	Brixmor Operating Partnership LP	4.125%	5/15/2029	941	933
	Camden Property Trust	3.150%	7/1/2029	500	482
	COPT Defense Properties LP	2.000%	1/15/2029	637	590
[5]	COPT Defense Properties LP	4.500%	10/15/2030	824	818
	Crown Castle Inc.	1.050%	7/15/2026	2,085	2,034
	Crown Castle Inc.	4.000%	3/1/2027	210	209
	Crown Castle Inc.	2.900%	3/15/2027	1,070	1,049
	Crown Castle Inc.	3.650%	9/1/2027	48	48
	Crown Castle Inc.	5.000%	1/11/2028	1,950	1,977
	Crown Castle Inc.	3.800%	2/15/2028	330	326
	Crown Castle Inc.	4.900%	9/1/2029	350	355
	Crown Castle Inc.	3.100%	11/15/2029	446	424
	CubeSmart LP	3.125%	9/1/2026	95	94
	CubeSmart LP	2.250%	12/15/2028	1,599	1,506
	CubeSmart LP	4.375%	2/15/2029	854	854
	Digital Realty Trust LP	3.700%	8/15/2027	575	571
	Digital Realty Trust LP	5.550%	1/15/2028	4,750	4,889
	Digital Realty Trust LP	4.450%	7/15/2028	175	176
	Digital Realty Trust LP	3.600%	7/1/2029	2,717	2,650
	DOC DR LLC	4.300%	3/15/2027	1,212	1,212
	DOC DR LLC	3.950%	1/15/2028	271	269
[9]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	400	472
[9]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	300	358
	Equinix Inc.	2.900%	11/18/2026	680	670
	Equinix Inc.	1.800%	7/15/2027	650	624
	Equinix Inc.	2.000%	5/15/2028	400	379
	Equinix Inc.	3.200%	11/18/2029	914	875
	ERP Operating LP	2.500%	2/15/2030	459	428
	Essex Portfolio LP	3.625%	5/1/2027	360	357
	Essex Portfolio LP	1.700%	3/1/2028	300	283
	Essex Portfolio LP	3.000%	1/15/2030	420	398
	Extra Space Storage LP	5.700%	4/1/2028	1,880	1,942
	Extra Space Storage LP	4.000%	6/15/2029	240	238
	Extra Space Storage LP	5.500%	7/1/2030	1,169	1,219
	Federal Realty OP LP	3.250%	7/15/2027	323	318
	Federal Realty OP LP	3.200%	6/15/2029	430	413
	Federal Realty OP LP	3.500%	6/1/2030	250	241
[9]	Grand City Properties SA	0.125%	1/11/2028	400	441
	Healthcare Realty Holdings LP	3.750%	7/1/2027	695	690
	Healthcare Realty Holdings LP	3.100%	2/15/2030	600	565
	Healthpeak OP LLC	1.350%	2/1/2027	700	674
	Healthpeak OP LLC	2.125%	12/1/2028	200	187
	Healthpeak OP LLC	3.500%	7/15/2029	847	821
	Healthpeak OP LLC	3.000%	1/15/2030	620	586
	Highwoods Realty LP	3.875%	3/1/2027	762	755
	Highwoods Realty LP	4.125%	3/15/2028	390	386
	Highwoods Realty LP	4.200%	4/15/2029	1,036	1,014
	Highwoods Realty LP	3.050%	2/15/2030	887	822
	Host Hotels & Resorts LP	3.375%	12/15/2029	130	123
	Host Hotels & Resorts LP	3.500%	9/15/2030	1,380	1,296
	Hudson Pacific Properties LP	3.950%	11/1/2027	55	53
	Hudson Pacific Properties LP	5.950%	2/15/2028	65	64
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	262	247
	Kilroy Realty LP	4.750%	12/15/2028	1,374	1,382
	Kilroy Realty LP	4.250%	8/15/2029	316	310
	Kilroy Realty LP	3.050%	2/15/2030	658	607
	Kimco Realty OP LLC	2.800%	10/1/2026	210	207
	Kimco Realty OP LLC	3.800%	4/1/2027	316	314
	Mid-America Apartments LP	3.950%	3/15/2029	716	711
	Mid-America Apartments LP	2.750%	3/15/2030	211	198
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	180	132
[3]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	205	218
	NNN REIT Inc.	4.300%	10/15/2028	60	60
	NNN REIT Inc.	2.500%	4/15/2030	820	757
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	150	150
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	380	383
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	1,559	1,497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	452	459
[3]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/2027	200	199
[3]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/2030	40	41
	Piedmont Operating Partnership LP	6.875%	7/15/2029	590	624
	Prologis LP	3.875%	9/15/2028	13	13
[9]	Public Property Invest A/S	4.625%	3/12/2030	400	482
	Realty Income Corp.	3.200%	1/15/2027	205	202
	Realty Income Corp.	4.750%	2/15/2029	2,160	2,201
	Realty Income Corp.	4.000%	7/15/2029	380	378
	Realty Income Corp.	3.400%	1/15/2030	140	136
[9]	Realty Income Corp.	4.875%	7/6/2030	519	653
	Regency Centers LP	2.950%	9/15/2029	127	121
	Rexford Industrial Realty LP	5.000%	6/15/2028	1,025	1,042
	Sabra Health Care LP	3.900%	10/15/2029	1,103	1,069
	SBA Communications Corp.	3.875%	2/15/2027	260	256
	Service Properties Trust	5.500%	12/15/2027	175	172
[3]	Service Properties Trust	0.000%	9/30/2028	170	150
	Simon Property Group LP	3.250%	11/30/2026	800	793
	Store Capital LLC	4.500%	3/15/2028	180	180
	Sun Communities Operating LP	2.300%	11/1/2028	100	95
	UDR Inc.	2.950%	9/1/2026	400	396
	UDR Inc.	3.200%	1/15/2030	200	191
	Ventas Realty LP	3.250%	10/15/2026	765	757
	Welltower OP LLC	2.050%	1/15/2029	1,390	1,301
	Welltower OP LLC	4.125%	3/15/2029	638	637
	Welltower OP LLC	3.100%	1/15/2030	1,463	1,397
	Welltower OP LLC	4.500%	7/1/2030	3,150	3,180
	Weyerhaeuser Co.	6.950%	10/1/2027	151	159
[3]	XHR LP	4.875%	6/1/2029	20	20
[3]	XHR LP	6.625%	5/15/2030	25	26
					79,603
Technology (5.6%)
	Accenture Capital Inc.	4.050%	10/4/2029	1,248	1,247
	Applied Materials Inc.	4.800%	6/15/2029	707	725
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	1,782	1,782
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/2028	350	346
	Broadcom Inc.	5.050%	7/12/2027	2,865	2,915
[3]	Broadcom Inc.	1.950%	2/15/2028	702	669
	Broadcom Inc.	4.150%	2/15/2028	1,850	1,855
	Broadcom Inc.	4.110%	9/15/2028	3,170	3,181
	Broadcom Inc.	4.750%	4/15/2029	890	908
	Broadcom Inc.	5.050%	7/12/2029	3,465	3,569
	Broadcom Inc.	4.350%	2/15/2030	2,698	2,712
	Broadcom Inc.	5.000%	4/15/2030	3,320	3,419
	Broadcom Inc.	4.200%	10/15/2030	1,034	1,032
	Cadence Design Systems Inc.	4.300%	9/10/2029	2,220	2,233
[3]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	65	56
[3]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	15	13
[3]	Cloud Software Group Inc.	6.500%	3/31/2029	131	132
[3]	Cloud Software Group Inc.	8.250%	6/30/2032	40	42
	Cotiviti Corp.	7.625%	5/1/2031	260	261
	Dell International LLC / EMC Corp.	4.900%	10/1/2026	1,670	1,679
	Dell International LLC / EMC Corp.	6.100%	7/15/2027	310	320
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	3,245	3,320
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	1,560	1,582
[5]	Dell International LLC / EMC Corp.	4.150%	2/15/2029	1,977	1,973
	Dell International LLC / EMC Corp.	5.300%	10/1/2029	2,480	2,561
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	2,787	2,780
	Dell International LLC / EMC Corp.	5.000%	4/1/2030	2,740	2,806
[5]	Dell International LLC / EMC Corp.	4.500%	2/15/2031	2,682	2,677
	DXC Technology Co.	1.800%	9/15/2026	1,330	1,299
	DXC Technology Co.	2.375%	9/15/2028	940	886
[3]	Ellucian Holdings Inc.	6.500%	12/1/2029	60	61
[3]	Entegris Inc.	4.375%	4/15/2028	105	103
[3]	Entegris Inc.	4.750%	4/15/2029	120	119
[3]	Foundry JV Holdco LLC	5.900%	1/25/2030	660	696
[3]	Foundry JV Holdco LLC	5.500%	1/25/2031	5,300	5,503
[3]	Foundry JV Holdco LLC	6.150%	1/25/2032	3,942	4,211
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	3,661	3,655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	1,737	1,744
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	2,762	2,759
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	4,437	4,458
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	2,066	2,053
	HP Inc.	1.450%	6/17/2026	74	73
	HP Inc.	3.000%	6/17/2027	650	638
	HP Inc.	4.750%	1/15/2028	83	84
[3]	Imola Merger Corp.	4.750%	5/15/2029	255	248
	Intel Corp.	3.750%	3/25/2027	150	149
	Intel Corp.	3.750%	8/5/2027	4,460	4,426
	Intel Corp.	4.875%	2/10/2028	2,679	2,720
	Intel Corp.	2.450%	11/15/2029	4,704	4,367
	Intel Corp.	5.125%	2/10/2030	2,970	3,056
	Intel Corp.	3.900%	3/25/2030	1,443	1,415
	International Business Machines Corp.	3.500%	5/15/2029	750	735
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	50	51
	Leidos Inc.	4.375%	5/15/2030	220	219
	Microchip Technology Inc.	4.900%	3/15/2028	1,376	1,396
	Microchip Technology Inc.	5.050%	2/15/2030	1,782	1,821
	Motorola Solutions Inc.	4.850%	8/15/2030	2,300	2,344
	NXP BV / NXP Funding LLC	5.550%	12/1/2028	29	30
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	8/19/2028	1,126	1,128
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/2029	535	534
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/2030	960	920
	Oracle Corp.	2.800%	4/1/2027	1,300	1,275
	Oracle Corp.	3.250%	11/15/2027	1,150	1,130
	Oracle Corp.	2.300%	3/25/2028	450	430
	Oracle Corp.	4.500%	5/6/2028	1,501	1,512
	Oracle Corp.	4.800%	8/3/2028	2,860	2,908
	Oracle Corp.	4.200%	9/27/2029	7,002	6,984
	Oracle Corp.	4.450%	9/26/2030	2,547	2,546
[3]	Rocket Software Inc.	9.000%	11/28/2028	240	247
	Roper Technologies Inc.	4.250%	9/15/2028	961	965
	Roper Technologies Inc.	4.450%	9/15/2030	1,273	1,279
	Skyworks Solutions Inc.	1.800%	6/1/2026	7,875	7,743
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	180	180
	Synopsys Inc.	4.550%	4/1/2027	1,780	1,791
	Synopsys Inc.	4.650%	4/1/2028	1,160	1,173
	Synopsys Inc.	4.850%	4/1/2030	2,790	2,842
	Teledyne Technologies Inc.	2.250%	4/1/2028	677	647
[3]	UKG Inc.	6.875%	2/1/2031	65	67
	VMware LLC	1.400%	8/15/2026	1,182	1,156
	VMware LLC	3.900%	8/21/2027	1,120	1,116
	VMware LLC	1.800%	8/15/2028	2,767	2,595
	VMware LLC	4.700%	5/15/2030	3,537	3,582
	Western Digital Corp.	4.750%	2/15/2026	73	73
	Workday Inc.	3.500%	4/1/2027	1,350	1,338
	Workday Inc.	3.700%	4/1/2029	377	371
	X Corp.	9.500%	10/26/2029	200	201
					144,847
Utilities (6.4%)
	AEP Texas Inc.	5.450%	5/15/2029	1,560	1,619
	AES Corp.	5.450%	6/1/2028	1,080	1,106
[6,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	4.576%	1/8/2026	500	331
	Alabama Power Co.	4.300%	3/15/2031	2,280	2,279
[3]	Alliant Energy Finance LLC	5.400%	6/6/2027	560	567
	Ameren Corp.	5.700%	12/1/2026	3,980	4,042
	Ameren Corp.	1.950%	3/15/2027	1,084	1,051
	Ameren Corp.	1.750%	3/15/2028	690	651
	Ameren Corp.	5.000%	1/15/2029	6,980	7,138
	American Electric Power Co. Inc.	5.750%	11/1/2027	916	945
	American Electric Power Co. Inc.	5.200%	1/15/2029	1,130	1,165
	American Electric Power Co. Inc.	5.800%	3/15/2056	920	917
	Arizona Public Service Co.	2.600%	8/15/2029	720	676
[11]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	1,150	738
[11]	AusNet Services Holdings Pty Ltd.	4.400%	8/16/2027	790	524
[11]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	380	250
[3]	Calpine Corp.	4.500%	2/15/2028	110	110
[3]	Calpine Corp.	4.625%	2/1/2029	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	800	825
	CenterPoint Energy Inc.	5.400%	6/1/2029	3,003	3,108
	CenterPoint Energy Inc.	2.950%	3/1/2030	500	471
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	230	227
[3]	Comision Federal de Electricidad	5.700%	1/24/2030	1,512	1,535
	Consumers Energy Co.	4.600%	5/30/2029	1,263	1,283
	Consumers Energy Co.	4.500%	1/15/2031	900	909
	Dominion Energy Inc.	2.850%	8/15/2026	500	495
	Dominion Energy Inc.	4.600%	5/15/2028	4,480	4,526
	Dominion Energy Inc.	4.250%	6/1/2028	64	64
	Dominion Energy Inc.	3.375%	4/1/2030	1,620	1,557
	Dominion Energy Inc.	5.000%	6/15/2030	1,410	1,446
	Dominion Energy Inc.	6.000%	2/15/2056	2,350	2,366
	DTE Electric Co.	2.250%	3/1/2030	690	636
	DTE Energy Co.	2.850%	10/1/2026	1,540	1,521
	DTE Energy Co.	4.950%	7/1/2027	1,530	1,550
	DTE Energy Co.	4.875%	6/1/2028	2,410	2,452
	DTE Energy Co.	5.100%	3/1/2029	2,660	2,727
	DTE Energy Co.	3.400%	6/15/2029	905	875
	DTE Energy Co.	2.950%	3/1/2030	1,710	1,609
	DTE Energy Co.	5.200%	4/1/2030	1,290	1,329
	Duke Energy Carolinas LLC	6.000%	12/1/2028	8	8
	Duke Energy Corp.	5.000%	12/8/2027	700	713
	Duke Energy Corp.	4.300%	3/15/2028	1,095	1,100
	Duke Energy Corp.	3.400%	6/15/2029	530	515
	Duke Energy Corp.	2.450%	6/1/2030	2,170	1,999
[3]	Electricite de France SA	5.700%	5/23/2028	310	321
[3]	Electricite de France SA	4.500%	9/21/2028	200	201
[3]	Enel Finance International NV	4.125%	9/30/2028	1,060	1,057
	Entergy Corp.	2.950%	9/1/2026	3,470	3,432
	Entergy Corp.	1.900%	6/15/2028	430	405
	Entergy Corp.	2.800%	6/15/2030	2,540	2,368
	Essential Utilities Inc.	4.800%	8/15/2027	770	779
	Eversource Energy	1.400%	8/15/2026	710	693
	Eversource Energy	2.900%	3/1/2027	1,658	1,628
	Eversource Energy	4.600%	7/1/2027	1,100	1,107
	Eversource Energy	5.450%	3/1/2028	1,670	1,715
	Exelon Corp.	5.150%	3/15/2028	3,200	3,273
	Exelon Corp.	5.150%	3/15/2029	940	967
	Exelon Corp.	4.050%	4/15/2030	3,550	3,512
	FirstEnergy Corp.	3.900%	7/15/2027	615	612
	FirstEnergy Corp.	2.650%	3/1/2030	1,850	1,717
	FirstEnergy Corp.	2.250%	9/1/2030	822	739
[3]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	540	552
[3]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	1,230	1,230
[3]	FirstEnergy Transmission LLC	2.866%	9/15/2028	1,009	970
	FirstEnergy Transmission LLC	4.550%	1/15/2030	610	614
[9]	Iberdrola International BV	1.450%	Perpetual	400	459
	ITC Holdings Corp.	3.250%	6/30/2026	300	298
[3]	ITC Holdings Corp.	4.950%	9/22/2027	765	774
	ITC Holdings Corp.	3.350%	11/15/2027	886	870
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	580	579
[3]	Jersey Central Power & Light Co.	4.400%	1/15/2031	1,430	1,425
[3]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	350	350
	National Fuel Gas Co.	5.500%	10/1/2026	725	733
	National Fuel Gas Co.	5.500%	3/15/2030	1,390	1,437
	National Grid plc	5.602%	6/12/2028	1,020	1,055
[11]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	1,270	796
	Nevada Power Co.	6.250%	5/15/2055	160	162
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	870	846
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	1,000	1,010
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	1,790	1,810
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	1,530	1,558
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	2,630	2,401
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	930	967
	NiSource Inc.	5.250%	3/30/2028	1,630	1,672
	NiSource Inc.	5.200%	7/1/2029	3,315	3,419
	NiSource Inc.	3.600%	5/1/2030	250	242
[3]	NRG Energy Inc.	5.750%	7/15/2029	40	40
	OGE Energy Corp.	5.450%	5/15/2029	500	519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ohio Edison Co.	4.950%	12/15/2029	2,250	2,300
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	320	308
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	960	922
[3]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	770	775
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	1,790	1,801
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	800	813
	Pacific Gas & Electric Co.	2.100%	8/1/2027	586	563
	Pacific Gas & Electric Co.	5.550%	5/15/2029	3,090	3,181
	PacifiCorp	5.100%	2/15/2029	537	551
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	260	254
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	1,001	998
	PG&E Recovery Funding LLC	5.045%	7/15/2034	660	674
	Pinnacle West Capital Corp.	4.900%	5/15/2028	650	660
	Pinnacle West Capital Corp.	5.150%	5/15/2030	680	700
	PPL Capital Funding Inc.	4.125%	4/15/2030	1,400	1,387
[3]	PSEG Power LLC	5.200%	5/15/2030	1,525	1,565
	Public Service Electric & Gas Co.	2.450%	1/15/2030	450	420
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	2,440	2,526
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	2,740	2,869
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	1,400	1,444
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	1,250	1,278
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	1,090	956
[3]	Rayburn Country Securitization LLC	2.307%	12/1/2032	210	198
	Sempra	6.625%	4/1/2055	546	556
	Southern California Edison Co.	4.400%	9/6/2026	1,650	1,652
	Southern California Edison Co.	4.875%	2/1/2027	1,920	1,931
	Southern California Edison Co.	5.300%	3/1/2028	760	775
	Southern California Edison Co.	5.650%	10/1/2028	830	856
	Southern Co.	5.113%	8/1/2027	2,425	2,467
	Southern Co.	1.750%	3/15/2028	30	28
	Southern Co.	4.850%	6/15/2028	2,060	2,098
	Southern Co.	3.700%	4/30/2030	1,320	1,287
	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	970	969
	Southern Power Co.	4.250%	10/1/2030	1,210	1,203
	Southwestern Electric Power Co.	4.100%	9/15/2028	640	639
[12]	SW Finance I plc	6.640%	3/31/2026	270	362
[12]	SW Finance I plc	1.625%	3/30/2027	100	126
[12]	SW Finance I plc	2.375%	5/28/2028	200	245
	Tampa Electric Co.	4.900%	3/1/2029	1,170	1,197
	Union Electric Co.	2.950%	3/15/2030	570	542
[9]	Veolia Environnement SA	1.625%	Perpetual	100	115
[11]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/2028	600	376
[3]	Vistra Operations Co. LLC	5.500%	9/1/2026	220	220
[3]	Vistra Operations Co. LLC	5.050%	12/30/2026	390	393
	WEC Energy Group Inc.	5.150%	10/1/2027	1,045	1,065
	WEC Energy Group Inc.	1.375%	10/15/2027	810	768
	WEC Energy Group Inc.	4.750%	1/15/2028	1,680	1,704
	Wisconsin Electric Power Co.	4.150%	10/15/2030	1,150	1,146
	Xcel Energy Inc.	3.350%	12/1/2026	735	728
	Xcel Energy Inc.	1.750%	3/15/2027	1,175	1,135
	Xcel Energy Inc.	4.000%	6/15/2028	1,320	1,319
	Xcel Energy Inc.	2.600%	12/1/2029	200	187
[3]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/2026	155	153
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	75	74
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	15	16
[12]	Yorkshire Water Finance plc	1.750%	11/26/2026	600	776
					165,560
Total Corporate Bonds (Cost $2,050,144)					2,086,346
Floating Rate Loan Interests (0.3%)
[6]	American Airlines Inc. Term Loan B, TSFR3M + 3.250%	7.575%	5/28/2032	50	50
[6]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	6.575%	4/20/2028	98	97
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.513%	8/19/2028	73	74
[6]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	8.413%	9/19/2030	80	79
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	6.913%	2/15/2029	104	104
[6]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	8.413%	1/15/2031	485	485
[6]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	7.308%	9/12/2032	55	55
[6]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.500%	6.742%	10/16/2031	228	229
[6]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.500%	7.705%	8/30/2032	35	35

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Champ Acquisition Corp. Term Loan B, TSFR6M + 4.000%	8.166%	11/25/2031	15	15
[6]	Chemours Co. Term Loan B, TSFR1M + 3.000%	7.163%	8/18/2028	116	116
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.663%	5/6/2030	90	90
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.913%	1/28/2032	460	459
[6]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.250%	7.252%	8/13/2032	163	163
[6]	Clydesdale Acquisition Holdings Inc. Term Loan B, TSFR1M + 3.250%	7.413%	4/1/2032	196	196
[6]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	7.030%	3/26/2032	90	88
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.163%	4/23/2031	304	304
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.711%	8/15/2030	42	42
[6]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.711%	8/15/2030	8	8
[6,14]	Froneri Lux Finco Sarl	—%	8/2/2032	65	65
[6]	Frontier Communications Corp. Term Loan B, TSFR1M + 2.500%	6.650%	7/1/2031	30	30
[6]	Gryphon Acquire Newco LLC Term Loan B, TSFR6M + 3.000%	6.879%	9/13/2032	280	280
[6]	Hanesbrands Inc. Term Loan B, TSFR1M + 2.750%	6.913%	3/7/2032	30	30
[6,14]	Lavender Dutch Borrower Co. BV	—%	9/27/2032	145	145
[6]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.660%	5/19/2031	148	148
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	7.223%	3/1/2029	108	103
[6]	Opal Bidco SAS Term Loan B, TSFR3M + 3.250%	7.252%	4/28/2032	470	471
[6,14]	Orion US Finco Inc.	—%	5/20/2032	280	281
[6,14]	Qnity Electronics Inc.	—%	8/12/2032	45	45
[6]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.913%	11/28/2028	5	5
[6]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.500%	6.700%	7/9/2032	340	342
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 2.500%	6.663%	7/31/2031	103	103
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	5.752%	11/5/2028	380	382
[6]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 3.000%	7.308%	4/30/2030	60	60
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	454	462
[6]	UKG Inc. Term Loan B, TSFR3M + 2.500%	6.810%	2/10/2031	537	536
[6]	Western Digital Corp. Term Loan A-3, TSFR1M + 1.500%	5.774%	1/7/2027	2,898	2,895
Total Floating Rate Loan Interests (Cost $9,019)					9,072
Sovereign Bonds (3.3%)
[9]	Arab Republic of Egypt	4.750%	4/16/2026	153	180
[3]	Baiterek National Managing Holding JSC	5.450%	5/8/2028	800	816
	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	230	230
	Corp. Andina de Fomento	4.750%	4/1/2026	704	706
[3]	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	50	48
	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	1,000	956
[9]	Crelan SA	6.000%	2/28/2030	300	386
	Dominican Republic	6.000%	7/19/2028	209	216
	Dominican Republic	5.500%	2/22/2029	504	514
	Dominican Republic	4.500%	1/30/2030	150	147
[3]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	6,200	6,294
	Fondo MIVIVIENDA SA	4.625%	4/12/2027	258	258
	Kingdom of Morocco	2.375%	12/15/2027	905	868
[3]	Kingdom of Saudi Arabia	5.125%	1/13/2028	3,995	4,078
	Kingdom of Saudi Arabia	5.125%	1/13/2028	3,844	3,926
[3]	Korea Electric Power Corp.	5.375%	7/31/2026	1,480	1,494
[3]	Korea National Oil Corp.	4.125%	9/30/2027	1,291	1,291
[3]	KSA Ijarah Sukuk Ltd.	4.250%	9/9/2030	1,000	997
[3]	KSA Sukuk Ltd.	5.250%	6/4/2027	6,003	6,107
	KSA Sukuk Ltd.	5.250%	6/4/2027	700	713
[15]	Magyar Export-Import Bank Zrt	6.125%	12/4/2027	600	620
[15]	MFB Magyar Fejlesztesi Bank Zrt	6.500%	6/29/2028	413	434
[3]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	1,008	1,036
[9]	Republic of Chile	0.100%	1/26/2027	120	136
	Republic of Chile	2.750%	1/31/2027	1,000	982
	Republic of Chile	3.240%	2/6/2028	230	226
[9]	Republic of Chile	1.440%	2/1/2029	300	337
	Republic of Guatemala	4.875%	2/13/2028	200	200
	Republic of Hungary	6.125%	5/22/2028	2,214	2,308
	Republic of Hungary	5.250%	6/16/2029	400	409
[9]	Republic of Korea	0.010%	10/15/2026	257	294
	Republic of Paraguay	5.000%	4/15/2026	203	203
	Republic of Paraguay	4.700%	3/27/2027	638	643
	Republic of Peru	2.844%	6/20/2030	1,455	1,366
	Republic of Peru	2.783%	1/23/2031	3,518	3,247
	Republic of Poland	4.875%	2/12/2030	2,065	2,124
[9]	Republic of Serbia	1.000%	9/23/2028	200	218
[9]	Republic of Serbia	1.500%	6/26/2029	775	843
	Republic of Serbia	2.125%	12/1/2030	708	619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of South Africa	4.300%	10/12/2028	1,847	1,818
	Republic of South Africa	4.850%	9/30/2029	3,184	3,147
	Republic of Uzbekistan	7.850%	10/12/2028	1,005	1,081
[3,9]	Republic of Uzbekistan	5.100%	2/25/2029	625	761
	Sharjah Sukuk Program Ltd.	3.854%	4/3/2026	769	765
[9]	State of Israel	1.500%	1/16/2029	88	98
	State of Israel	5.375%	3/12/2029	1,041	1,069
	State of Israel	2.500%	1/15/2030	1,500	1,382
	State of Israel	5.375%	2/19/2030	1,740	1,793
	State of Israel	2.750%	7/3/2030	369	340
	Sultanate of Oman	4.750%	6/15/2026	2,375	2,376
[9]	United Mexican States	3.500%	9/19/2029	2,070	2,441
	United Mexican States	3.250%	4/16/2030	757	715
	United Mexican States	6.000%	5/13/2030	3,143	3,311
	United Mexican States	4.750%	3/22/2031	9,747	9,683
	United Mexican States	2.659%	5/24/2031	1,739	1,551
	United Mexican States	4.750%	4/27/2032	670	656
	United Mexican States	5.850%	7/2/2032	5,110	5,288
Total Sovereign Bonds (Cost $82,738)					84,745
Taxable Municipal Bonds (0.0%)
[16]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/2029	425	447
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/2035	95	93
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	815	785
Total Taxable Municipal Bonds (Cost $1,344)					1,325
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[17]	Vanguard Market Liquidity Fund (Cost $8,402)	4.180%		84,020	8,402
Total Investments (99.2%) (Cost $2,542,284)					2,582,616
Other Assets and Liabilities—Net (0.8%)					20,397
Net Assets (100%)					2,603,013
Cost is in $000.
1	Securities with a value of $1,934 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $831 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $307,551, representing 11.8% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2025.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security value determined using significant unobservable inputs.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Face amount denominated in euro.
10	Guaranteed by the Republic of Azerbaijan.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in British pounds.
13	Non-income-producing security—security in default.
14	Represents an unsettled loan as of September 30, 2025. The coupon rate is not known until the settlement date.
15	Guaranteed by the Government of Japan.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Clydesdale Acquisition Holdings Inc.	3	3	—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	249	51,891	(18)
5-Year U.S. Treasury Note	December 2025	422	46,080	9
				(9)

Short Futures Contracts
10-Year Japanese Government Bond	December 2025	(4)	(3,673)	37
10-Year U.S. Treasury Note	December 2025	(158)	(17,775)	(41)
AUD 3-Year Treasury Bond	December 2025	(38)	(2,686)	10
Euro-Bobl	December 2025	(86)	(11,895)	3
Euro-Schatz	December 2025	(55)	(6,908)	7
Long Gilt	December 2025	(8)	(977)	(4)
Ultra 10-Year U.S. Treasury Note	December 2025	(4)	(460)	(5)
				7
				(2)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	12/17/2025	AUD	675	USD	447	—	(1)
State Street Bank & Trust Co.	12/17/2025	EUR	325	USD	381	1	—
Toronto-Dominion Bank	12/17/2025	EUR	318	USD	379	—	(4)
UBS AG	12/17/2025	EUR	313	USD	370	—	—
HSBC Bank plc	12/17/2025	JPY	10,788	USD	74	—	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	9,732	AUD	14,736	—	(28)
HSBC Bank plc	12/17/2025	USD	531	AUD	799	2	—
State Street Bank & Trust Co.	12/17/2025	USD	29,349	EUR	24,845	49	—
State Street Bank & Trust Co.	12/17/2025	USD	92	EUR	78	—	—
Toronto-Dominion Bank	12/17/2025	USD	92	EUR	78	—	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	5,391	GBP	3,974	45	—
Toronto-Dominion Bank	12/17/2025	USD	184	JPY	26,792	1	—
						98	(33)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S44-V1	6/21/2030	USD	1,531	5.000	483	127
CDX-NA-HY-S45-V1	12/21/2030	USD	2,300	5.000	180	6
iTraxx Europe-S44-V1	12/21/2030	EUR	4,950	1.000	127	1
Republic Of Chile	12/21/2030	USD	101	1.000	2	—
Republic of Indonesia	12/21/2030	USD	1,638	1.000	15	(4)
					807	130
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/2025	GSI	100	1.000	—	—	—	—
American Express Co./A2	12/23/2025	GSI	100	1.000	—	—	—	—
American International Group Inc./Baa1	12/23/2025	GSI	100	1.000	—	—	—	—
Boeing Co./Baa2	12/23/2025	GSI	100	1.000	1	—	1	—
Chubb INA Holdings LLC/A2	12/23/2025	GSI	100	1.000	1	1	—	—
Comcast Corp./A3	12/23/2025	GSI	100	1.000	—	—	—	—
CVS Health Corp./Baa2	12/23/2025	GSI	100	1.000	—	—	—	—
Dominion Energy Inc./Baa2	12/23/2025	GSI	100	1.000	—	—	—	—
Dow Chemical Co./Baa2	12/23/2025	GSI	100	1.000	—	—	—	—
Enbridge Inc./Baa2	12/23/2025	GSI	100	1.000	—	—	—	—
General Electric Co./Baa1	12/23/2025	GSI	100	1.000	1	—	1	—
General Motors Co./Baa3	12/23/2025	GSI	100	1.000	1	—	1	—
International Business Machines Corp./A3	12/23/2025	GSI	100	1.000	—	—	—	—
Kroger Co./Baa1	12/23/2025	GSI	100	1.000	—	—	—	—
Lincoln National Corp./Baa2	12/23/2025	GSI	100	1.000	—	—	—	—
Lowe's Cos. Inc./Baa1	12/23/2025	GSI	100	1.000	—	—	—	—
Marathon Petroleum Corp./Baa2	12/23/2025	GSI	100	1.000	—	—	—	—
Marsh & McLennan Cos. Inc./A3	12/23/2025	GSI	100	1.000	1	1	—	—
Metlife Inc./A3	12/23/2025	GSI	100	1.000	—	—	—	—
Mondelez International Inc./Baa1	12/23/2025	GSI	100	1.000	—	—	—	—
Prudential Financial Inc./A3	12/23/2025	GSI	100	1.000	—	—	—	—
Simon Property Group LP/A3	12/23/2025	GSI	100	1.000	—	—	—	—
UnitedHealth Group Inc./A3	12/23/2025	GSI	100	1.000	—	—	—	—
Verizon Communications Inc./Baa1	12/23/2025	GSI	100	1.000	—	—	—	—
					5	2	3	—
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/10/2026	N/A	40,000	3.802[1]	(4.333)[2]	(1)	(1)
6/17/2027	N/A	1,821,249[3]	0.477[4]	(0.938)[5]	(22)	(22)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/11/2027	N/A	20,000	4.331[6]	(3.472)[5]	4	4
8/11/2028	N/A	22,000	3.383[5]	(4.331)[6]	(8)	(5)
8/12/2030	N/A	13,500	4.331[6]	(3.415)[5]	(2)	(10)
					(29)	(34)
1	Interest payment received/paid at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3	Notional amount denominated in Japanese yen.
4	Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid annually.
5	Interest payment received/paid annually.
6	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
E.	Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
The portfolio had no open swaption contracts at September 30, 2025.
F.	Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
H.	Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The portfolio enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
I.	Various inputs may be used to determine the value of the portfolio’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments, other financial instruments, and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	238,443	—	238,443
Asset-Backed/Commercial Mortgage-Backed Securities	—	154,003	280	154,283
Corporate Bonds	—	2,086,346	—	2,086,346
Floating Rate Loan Interests	—	9,072	—	9,072
Sovereign Bonds	—	84,745	—	84,745
Taxable Municipal Bonds	—	1,325	—	1,325
Temporary Cash Investments	8,402	—	—	8,402
Total	8,402	2,573,934	280	2,582,616
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	—	—	—
Derivative Financial Instruments
Assets
Futures Contracts[1]	66	—	—	66
Forward Currency Contracts	—	98	—	98
Swap Contracts[1]	—	141	—	141
Total	66	239	—	305
Liabilities
Futures Contracts[1]	(68)	—	—	(68)
Forward Currency Contracts	—	(33)	—	(33)
Swap Contracts[1]	—	(42)	—	(42)
Total	(68)	(75)	—	(143)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.